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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-6463


                         AIM International Mutual Funds
               (Exact name of registrant as specified in charter)



                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

     Robert H. Graham    11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713)626-1919

Date of fiscal year end: 10/31

Date of reporting period: 7/31/04

Item 1. Schedule of Investments.

                          AIM ASIA PACIFIC GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              APG-QTR-1 7/04          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--94.26%
AUSTRALIA--13.25%
BHP Billiton Ltd. (Diversified Metals & Mining)(a)                                338,700          $    3,123,825
-----------------------------------------------------------------------------------------------------------------
BlueScope Steel Ltd. (Steel)(a)                                                   160,940                 831,086
-----------------------------------------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)(a)                                            439,000               2,161,642
-----------------------------------------------------------------------------------------------------------------
Computershare Ltd. (Data Processing &
Outsourced Services)(a)(b)                                                        369,200                 767,222
-----------------------------------------------------------------------------------------------------------------
CSL Ltd. (Biotechnology)(a)                                                       133,000               2,373,452
-----------------------------------------------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty Insurance)
(Acquired 05/12/03-03/24/04; Cost $737,819)(a)(c)                                 339,800                 939,935
-----------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty Insurance)(a)(b)                    116,000               1,015,782
-----------------------------------------------------------------------------------------------------------------
Ramsay Health Care Ltd. (Health Care Facilities)(a)                               439,700               1,805,879
-----------------------------------------------------------------------------------------------------------------
St. George Bank Ltd. (Diversified Banks)(a)(b)                                     53,100                 792,770
-----------------------------------------------------------------------------------------------------------------
Toll Holdings Ltd. (Trucking)(a)                                                  285,100               2,097,959
-----------------------------------------------------------------------------------------------------------------
Woolworths Ltd. (Food Retail)(a)                                                  136,000               1,117,758
-----------------------------------------------------------------------------------------------------------------
                                                                                                       17,027,310
=================================================================================================================

BERMUDA--6.49%
COFCO International Ltd. (Packaged Foods & Meats)(a)                            1,619,000                 668,318
-----------------------------------------------------------------------------------------------------------------
Esprit Holdings Ltd. (Apparel Retail)(a)                                          840,000               3,734,781
-----------------------------------------------------------------------------------------------------------------
Giordano International Ltd. (Apparel Retail)(a)                                 2,626,000               1,589,784
-----------------------------------------------------------------------------------------------------------------
Li & Fung Ltd. (Distributors)(a)                                                1,122,000               1,550,847
-----------------------------------------------------------------------------------------------------------------
Texwinca Holdings Ltd. (Textiles)(a)                                              904,000                 793,517
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,337,247
=================================================================================================================

CAYMAN ISLANDS--4.61%
ASM Pacific Technology Ltd. (Semiconductor Equipment)(a)                          407,000               1,416,257
-----------------------------------------------------------------------------------------------------------------
Chitaly Holdings Ltd. (Home Furnishings)                                          978,000                 526,619
-----------------------------------------------------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.
(Biotechnology)(a)                                                              1,580,000               1,225,893
-----------------------------------------------------------------------------------------------------------------
Global Bio-chem Technology Group Co., Ltd.-Wts.,
expiring 05/31/07 (Biotechnology)(d)                                              131,250                  11,274
-----------------------------------------------------------------------------------------------------------------
Golden Meditech Co. Ltd. (Health Care Equipment)(a)                               568,600                 214,312
-----------------------------------------------------------------------------------------------------------------
Hengan International Group Co. Ltd. (Personal Products)(a)                      1,054,000                 644,961
-----------------------------------------------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Aparrel, Accessories &
Luxury Goods)(e)                                                                  384,000                 146,462
-----------------------------------------------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd.-ADR
(Leisure Products)(e)                                                              91,900               1,746,100
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,931,878
=================================================================================================================

APG-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
CHINA--4.36%
Anhui Conch Cement Co. Ltd.-Class H
(Construction Materials)(a)                                                       258,000          $      268,185
-----------------------------------------------------------------------------------------------------------------
China Petroleum & Chemical Corp. (Sinopec)-Class H
(Integrated Oil & Gas)(a)                                                       3,140,000               1,237,507
-----------------------------------------------------------------------------------------------------------------
China Shipping Development Co. Ltd.-Class H (Marine)(a)                           874,000                 575,215
-----------------------------------------------------------------------------------------------------------------
PICC Property & Casualty Co. Ltd.-Class H
(Property & Casualty Insurance)(a)(e)                                           4,042,000               1,444,342
-----------------------------------------------------------------------------------------------------------------
Tong Ren Tang Technologies Co. Ltd.-Class H (Pharmaceuticals)                     392,000                 904,621
-----------------------------------------------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles)
(Acquired 09/19/03-06/02/04; Cost $983,648)(a)(c)                                 792,000               1,168,996
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,598,866
=================================================================================================================

HONG KONG--10.45%
Cathay Pacific Airways Ltd. (Airlines)(a)                                       1,160,000               2,062,769
-----------------------------------------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd. (Real Estate Management
& Development)(a)                                                                 280,000               2,072,138
-----------------------------------------------------------------------------------------------------------------
CNOOC Ltd. (Oil & Gas Exploration & Production)(a)                                860,000                 413,561
-----------------------------------------------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration & Production)(b)                             20,600                 989,418
-----------------------------------------------------------------------------------------------------------------
Dah Sing Financial Group (Diversified Banks)(a)                                   269,600               1,660,533
-----------------------------------------------------------------------------------------------------------------
Dah Sing Financial Group Ltd. (Regional Banks)(e)                                  53,920                  97,126
-----------------------------------------------------------------------------------------------------------------
Denway Motors Ltd. (Automobile Manufacturers)(a)                                1,056,000                 395,484
-----------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial Conglomerates)(a)                              101,000                 681,429
-----------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate Management
& Development)(a)                                                                 192,000               1,623,137
-----------------------------------------------------------------------------------------------------------------
Techtronic Industries Co. Ltd. (Household Appliances)(a)                          867,000               1,287,550
-----------------------------------------------------------------------------------------------------------------
Wing Hang Bank Ltd. (Diversified Banks)(a)                                        358,000               2,150,789
-----------------------------------------------------------------------------------------------------------------
                                                                                                       13,433,934
=================================================================================================================

INDIA--9.71%
Bharat Forge Ltd. (Auto Parts & Equipment)                                         70,500               1,035,870
-----------------------------------------------------------------------------------------------------------------
Bharat Forge Ltd. (Auto Parts & Equipment)-Rts.,
expiring 09/10/04(a)(d)(f)                                                          3,525                   9,218
-----------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd. (Diversified Banks)(a)                                             178,400               1,441,924
-----------------------------------------------------------------------------------------------------------------
HDFC Bank Ltd.-ADR (Diversified Banks)                                             17,500                 473,900
-----------------------------------------------------------------------------------------------------------------
Housing Development Finance Corp. Ltd.
(Thrifts & Mortgage Finance)(a)                                                   140,300               1,740,809
-----------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
Other Services)(a)                                                                 90,728               3,040,472
-----------------------------------------------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile Manufacturers)                                      151,300               1,385,571
-----------------------------------------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)(a)                                    100,560               2,037,950
-----------------------------------------------------------------------------------------------------------------
Tata Motors Ltd. (Construction, Farm Machinery
& Heavy Trucks)(a)                                                                 67,000                 611,701
-----------------------------------------------------------------------------------------------------------------
Wockhardt Ltd. (Pharmaceuticals)                                                  124,700                 700,084
-----------------------------------------------------------------------------------------------------------------
                                                                                                       12,477,499
=================================================================================================================

                                      F-2
APG-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
INDONESIA--0.91%
PT Lippo Bank Tbk (Diversified Banks)(a)(e)                                     1,181,296          $       67,909
-----------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia (Integrated
Telecommunication Services)(a)(e)                                               1,293,000               1,101,011
-----------------------------------------------------------------------------------------------------------------
                                                                                                        1,168,920
=================================================================================================================

MALAYSIA--2.34%
Maxis Communications Berhad (Wireless
Telecommunications Services)(a)                                                   928,000               2,147,249
-----------------------------------------------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)(a)                                         470,000                 864,827
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,012,076
=================================================================================================================

PHILIPPINES--3.30%
Philippine Long Distance Telephone Co.
(Integrated Telecommunication Services)(a)(e)                                     161,000               3,592,020
-----------------------------------------------------------------------------------------------------------------
SM Prime Holdings (Real Estate Management
& Development)(a)                                                               6,078,900                 652,216
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,244,236
=================================================================================================================

SINGAPORE--10.38%
DBS Group Holdings Ltd. (Diversified Banks)(a)                                    233,000               2,102,927
-----------------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates)(a)                                   510,000               2,166,580
-----------------------------------------------------------------------------------------------------------------
Keppel Land Ltd. (Real Estate Management
& Development)(a)                                                                 736,000                 795,775
-----------------------------------------------------------------------------------------------------------------
Neptune Orient Lines Ltd. (Marine)(a)                                             767,000               1,085,246
-----------------------------------------------------------------------------------------------------------------
SembCorp Logistics Ltd. (Marine Ports & Services)(a)                            1,644,000               2,116,602
-----------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)(a)(e)                                          211,000               1,362,240
-----------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks)(a)                                  323,000               2,574,564
-----------------------------------------------------------------------------------------------------------------
Venture Corp. Ltd. (Electronic Manufacturing Services)(a)                         121,000               1,139,666
-----------------------------------------------------------------------------------------------------------------
                                                                                                       13,343,600
=================================================================================================================

SOUTH KOREA--15.24%
Cheil Communications Inc. (Advertising)(a)                                         13,440               1,710,711
-----------------------------------------------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)(a)                                               54,590               2,667,485
-----------------------------------------------------------------------------------------------------------------
Hana Bank (Diversified Banks)(a)                                                  220,300               4,175,985
-----------------------------------------------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)(a)                                         118,700                 892,874
-----------------------------------------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd. (Department Stores)(a)                          83,900               2,109,145
-----------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. (Automobile Manufacturers)(a)                                    17,200                 636,843
-----------------------------------------------------------------------------------------------------------------
POSCO-ADR (Steel)                                                                  42,600               1,545,528
-----------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
Equipment Manufacturers)(a)                                                        11,220               3,997,686
-----------------------------------------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)(a)                                          8,000               1,861,447
-----------------------------------------------------------------------------------------------------------------
                                                                                                       19,597,704
=================================================================================================================

                                      F-3
APG-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
TAIWAN--9.26%
Asia Optical Co., Inc. (Photographic Products)(a)                                 151,632          $      677,286
-----------------------------------------------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer Storage
& Peripherals)(a)                                                                 261,600                 673,671
-----------------------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd. (Diversified Banks)(a)                    1,538,000               1,563,515
-----------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Electronic
Manufacturing Services)(a)                                                        449,240               1,608,711
-----------------------------------------------------------------------------------------------------------------
Ichia Technologies, Inc. (Computer Storage & Peripherals)(a)(e)                   305,000                 540,273
-----------------------------------------------------------------------------------------------------------------
MediaTek Inc. (Semiconductors)(a)                                                 206,729               1,184,017
-----------------------------------------------------------------------------------------------------------------
Merry Electronics Co., Ltd. (Consumer Electronics)(a)                             624,810               1,345,097
-----------------------------------------------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd. (Semiconductors)(a)                          306,500                 803,075
-----------------------------------------------------------------------------------------------------------------
President Chain Store Corp. (Food Retail)(a)                                      578,000                 980,345
-----------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
(Semiconductors)(a)                                                             1,684,613               2,127,606
-----------------------------------------------------------------------------------------------------------------
Waffer Technology Co., Ltd. (Industrial Machinery)(a)(e)                          231,000                 405,722
-----------------------------------------------------------------------------------------------------------------
                                                                                                       11,909,318
=================================================================================================================

THAILAND--3.96%
Kasikornbank PCL (Diversified Banks)(a)(e)                                      1,570,000               1,806,092
-----------------------------------------------------------------------------------------------------------------
Siam Cement PCL (The) (Construction Materials)(a)                                 154,000                 909,952
-----------------------------------------------------------------------------------------------------------------
iam Commercial Bank PLC (Diversified Banks)(a)                                  2,177,000               2,374,862
-----------------------------------------------------------------------------------------------------------------
                                                                                                        5,090,906
=================================================================================================================
Total Foreign Stocks & Other Equity Interests (Cost $92,534,043)                                      121,173,494
=================================================================================================================


                                                                                PRINCIPAL
                                                                                 AMOUNT
-----------------------------------------------------------------------------------------------------------------
BONDS & NOTES--0.00%
INDIA--0.00%
Hindustan Lever Ltd. (Household Products), Sec.
Deb., 9.00%, 01/01/05  (Cost $0)(g)(h)                     INR                    512,800                     696
=================================================================================================================

                                                                                 SHARES
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--3.78%
Liquid Assets Portfolio-Institutional Class(i)                                  2,427,233               2,427,233
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(i)                                     2,427,233               2,427,233
-----------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $4,854,466)                                                              4,854,466
=================================================================================================================
TOTAL INVESTMENTS--98.04% (excluding investments purchased
with cash collateral from securities loaned) (Cost $97,388,509)                                       126,028,656
=================================================================================================================


                                      F-4
APG-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--1.96%
Liquid Assets Portfolio-Institutional Class(i)(j)                               1,259,742          $    1,259,742
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(i)(j)                                  1,259,742               1,259,742
-----------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $2,519,484)                                                               2,519,484
=================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $99,907,993)                                                     $  128,548,140
_________________________________________________________________________________________________________________
=================================================================================================================

Investment Abbreviations:

ADR                                    American Depositary Receipt
INR                                    Indian Rupee
Deb.                                   Debentures
Rts.                                   Rights
Sec.                                   Secured
Wts.                                   Warrants

Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $111,610,921, which represented 86.82% of the Fund's total investments. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $2,108,931, which represented 1.64% of the Fund's total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(e)      Non-income producing security.

(f) Security considered to be illiquid. The market value of this security considered illiquid at July 31, 2004 represented 0.01% the Fund's total investments.

(g) Foreign denominated security. Par value is denominated in currency indicated.

(h)      Acquired through a corporate action.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

APG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

APG-QTR-1

 B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

APG-QTR-1

Investments of Daily Available Cash Balances:

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      10/31/03        AT COST          SALES      (DEPRECIATION)      07/31/04        INCOME      GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio
 -Institutional Class    $  2,018,963   $ 25,278,690    $(24,870,420)   $           --   $  2,427,233   $     15,676   $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio
 -Institutional Class      25,278,690    (24,870,420)             --         2,427,233         15,510             --      2,018,963
-----------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL           $  4,037,926   $ 50,557,380    $(49,740,840)   $           --   $  4,854,466   $     31,186   $         --
===================================================================================================================================



Investments of Cash Collateral from Securities Lending Transactions:

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      10/31/03        AT COST          SALES      (DEPRECIATION)      07/31/04        INCOME*     GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio
 -Institutional Class    $  3,479,857   $ 10,898,927    $(13,119,042)   $           --   $  1,259,742   $      5,331   $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio
 -Institutional Class      10,898,928    (13,119,042)             --         1,259,742          5,274             --      3,479,856
-----------------------------------------------------------------------------------------------------------------------------------
      SUBTOTAL           $  6,959,713   $ 21,797,855    $(26,238,084)   $           --   $  2,519,484   $     10,605   $         --
===================================================================================================================================
       TOTAL             $ 10,997,639   $ 72,355,235    $(75,978,924)   $           --   $  7,373,950   $     41,791   $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


* Dividend income is net of income rebate paid to security lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At July 31, 2004, securities with an aggregate value of $2,444,989 were on loan to brokers. The loans were secured by cash collateral of $2,519,484 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $10,605 for securities lending transactions.

APG-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $72,089,246 and $74,086,313, respectively.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $ 29,724,854
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,730,798)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 27,994,056
-------------------------------------------------------------------------------
Cost of investments for tax purposes is                            $100,554,084
===============================================================================

APG-QTR-1

                            AIM EUROPEAN GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              EGR-QTR-1 7/04          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--89.34%
AUSTRIA--0.85%
Erste Bank der oesterreichischen Sparkassen A.G.
(Diversified Banks)(a)                                                            159,460          $    6,175,308
=================================================================================================================

BELGIUM--3.44%
Colruyt N.V. (Food Retail)(a)                                                      78,800              10,159,127
-----------------------------------------------------------------------------------------------------------------
Mobistar S.A. (Wireless Telecommunication Services)(a)(b)                         167,834              11,064,609
-----------------------------------------------------------------------------------------------------------------
Omega Pharma S.A. (Health Care Supplies)(a)                                        76,000               3,743,763
-----------------------------------------------------------------------------------------------------------------
                                                                                                       24,967,499
=================================================================================================================

BERMUDA--1.23%
Golar LNG Ltd. (Oil & Gas Refining, Marketing
& Transportation)(a)(b)                                                           271,600               3,899,652
-----------------------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance Brokers)                                    145,000               5,046,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,945,652
=================================================================================================================

DENMARK--0.80%
Topdanmark A.S. (Multi-Line Insurance)(a)(b)                                       97,200               5,790,882
=================================================================================================================

FRANCE--10.50%
BNP Paribas S.A. (Diversified Banks)(a)                                           107,727               6,270,542
-----------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks)(a)                                       160,300               3,781,464
-----------------------------------------------------------------------------------------------------------------
Eiffage S.A. (Construction & Engineering) (Acquired
03/03/04-04/08/04; Cost $6,814,882)(a)(c)                                          96,800               8,148,050
-----------------------------------------------------------------------------------------------------------------
Elior (Restaurants)(a)                                                            391,000               3,643,850
-----------------------------------------------------------------------------------------------------------------
Imerys S.A. (Construction Materials)(a)                                            96,176               5,846,307
-----------------------------------------------------------------------------------------------------------------
Ipsos (Advertising)(a)(d)                                                          36,700               3,725,202
-----------------------------------------------------------------------------------------------------------------
JC Decaux S.A. (Advertising)(a)(b)                                                190,200               4,047,093
-----------------------------------------------------------------------------------------------------------------
M6 Metropole Television (Broadcasting & Cable TV)(a)                              132,400               3,327,419
-----------------------------------------------------------------------------------------------------------------
Neopost S.A. (Office Electronics)(a)(d)                                            68,000               3,942,691
-----------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)(a)(d)                                   34,868               4,173,191
-----------------------------------------------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)                                         69,000               5,442,871
-----------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)                                            49,650               4,074,556
-----------------------------------------------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)                                               63,473              12,335,015
-----------------------------------------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)                                         72,600               7,389,907
-----------------------------------------------------------------------------------------------------------------
                                                                                                       76,148,158
=================================================================================================================

GERMANY--5.71%
Continental A.G. (Tires & Rubber)(a)                                              190,125               8,973,213
-----------------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
(Acquired 01/30/02-08/13/03; Cost $7,672,307)(a)(c)                               137,200              32,402,978
-----------------------------------------------------------------------------------------------------------------
                                                                                                       41,376,191
=================================================================================================================

EGR-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
GREECE--3.72%
Coca-Cola Hellenic Bottling Co. S.A. (Soft Drinks)(a)                             246,846          $    5,807,491
-----------------------------------------------------------------------------------------------------------------
Cosmote Mobile Communications S.A.
(Wireless Telecomunication Services)(a)                                           149,633               2,409,321
-----------------------------------------------------------------------------------------------------------------
Germanos S.A. (Computer & Electronics Retail)(a)                                  190,400               5,016,082
-----------------------------------------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired 07/14/03-
01/30/04; Cost $5,515,048)(a)(c)                                                  430,589               8,259,800
-----------------------------------------------------------------------------------------------------------------
Public Power Corp. (Electric Utilities)(a)                                         82,980               1,882,740
-----------------------------------------------------------------------------------------------------------------
STET Hellas Telecommunications S.A.-ADR
(Wireless Telecommunication Services)                                             219,100               3,586,667
-----------------------------------------------------------------------------------------------------------------
                                                                                                       26,962,101
=================================================================================================================

HUNGARY--2.05%
OTP Bank Rt. (Diversified Banks)(a)                                               721,400              14,863,232
=================================================================================================================

IRELAND--10.00%
Anglo Irish Bank Corp. PLC (Diversified Banks)(a)                               2,073,585              32,672,022
-----------------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                                               161,000               3,629,618
-----------------------------------------------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)(a)                                             753,970              10,268,897
-----------------------------------------------------------------------------------------------------------------
Grafton Group PLC (Trading Companies & Distributors)(b)(e)                      2,300,014              18,529,867
-----------------------------------------------------------------------------------------------------------------
IAWS Group PLC (Agricultural Products)(a)                                         185,600               2,199,979
-----------------------------------------------------------------------------------------------------------------
Independent News & Media PLC (Publishing)                                       2,289,800               5,231,403
-----------------------------------------------------------------------------------------------------------------
                                                                                                       72,531,786
=================================================================================================================

ITALY--5.03%
Banco Popolare di Verona e Novara Scrl
(Diversified Banks)(a)                                                            331,000               5,514,015
-----------------------------------------------------------------------------------------------------------------
Davide Campari-Milano S.p.A. (Distillers & Vintners)(a)                           104,400               5,042,274
-----------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)(a)                                              492,414              10,105,807
-----------------------------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)(a)                                      732,200               7,794,897
-----------------------------------------------------------------------------------------------------------------
Merloni Elettrodomestici S.p.A. (Household Appliances)(a)(d)                      458,052               8,010,355
-----------------------------------------------------------------------------------------------------------------
                                                                                                       36,467,348
=================================================================================================================

LUXEMBOURG--0.63%
SBS Broadcasting S.A. (Broadcasting & Cable TV)(b)                                126,200               4,582,322
=================================================================================================================

NETHERLANDS--4.13%
Aalberts Industries N.V. (Industrial Conglomerates)(a)                            252,436               7,905,323
-----------------------------------------------------------------------------------------------------------------
Axalto Holding N.V. (Electrical Components
& Equipment)(b)                                                                   143,000               2,854,376
-----------------------------------------------------------------------------------------------------------------
Hunter Douglas N.V. (Home Furnishings)(a)                                         111,700               5,229,312
-----------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
(Consumer Electronics)(a)                                                          83,800               2,030,917
-----------------------------------------------------------------------------------------------------------------
Nutreco Holding N.V. (Agricultural Products)(a)(d)                                127,000               3,802,361
-----------------------------------------------------------------------------------------------------------------
Randstad Holding N.V. (Employment Services)(a)                                    158,725               4,330,402
-----------------------------------------------------------------------------------------------------------------
Royal Numico N.V. (Packaged Foods & Meats)(a)(b)(d)                               120,627               3,751,735
-----------------------------------------------------------------------------------------------------------------
                                                                                                       29,904,426
=================================================================================================================

EGR-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
NORWAY--3.09%
Aktiv Kapital A.S.A. (Specialized Finance)(a)(d)                                  330,000          $    4,416,044
-----------------------------------------------------------------------------------------------------------------
Ekornes A.S.A. (Home Furnishings)(a)                                              381,951               7,254,823
-----------------------------------------------------------------------------------------------------------------
Smedvig A.S.A.-Class A (Oil & Gas Drilling)(a)(d)                                 436,778               4,856,120
-----------------------------------------------------------------------------------------------------------------
Telenor A.S.A. (Integrated Telecommunication Services)(a)                         864,128               5,887,085
-----------------------------------------------------------------------------------------------------------------
                                                                                                       22,414,072
=================================================================================================================

RUSSIA--1.24%
AO VimpelCom-ADR (Wireless
Telecommunication Services)(b)                                                    103,100               9,016,095
=================================================================================================================

SPAIN--3.67%
Banco Popular Espanol S.A. (Diversified Banks)(a)                                  25,420               1,366,373
-----------------------------------------------------------------------------------------------------------------
Corporacion Mapfre S.A. (Multi-Line Insurance)(a)                                 721,763               8,258,063
-----------------------------------------------------------------------------------------------------------------
Enagas (Gas Utilities) (Acquired 06/25/02-07/21/04; Cost(a)(c)                    412,960               4,526,840
-----------------------------------------------------------------------------------------------------------------
Gestevision Telecinco S.A. (Broadcasting & Cable TV)(b)(d)                        336,900               5,319,034
-----------------------------------------------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction & Engineering)(a)                             164,648               7,168,743
-----------------------------------------------------------------------------------------------------------------
                                                                                                       26,639,053
=================================================================================================================

SWEDEN--3.94%
Assa Abloy A.B.-Class B (Building Products)(a)(d)                                 479,475               5,687,834
-----------------------------------------------------------------------------------------------------------------
Skandia Forsakrings A.B. (Life & Health Insurance)(a)                             808,900               3,152,341
-----------------------------------------------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(a)                                                   422,452               4,133,843
-----------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson-Class B (Communications Equipment)(a)(b)        1,645,974               4,395,087
-----------------------------------------------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm
Machinery & Heavy Trucks)(a)                                                      311,940              11,180,443
-----------------------------------------------------------------------------------------------------------------
                                                                                                       28,549,548
=================================================================================================================

SWITZERLAND--5.00%
Geberit A.G. (Building Products)(a)                                                 7,500               5,010,446
-----------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)                                            65,150               6,414,338
-----------------------------------------------------------------------------------------------------------------
Straumann A.G. (Health Care Equipment)(a)                                           2,043                 350,472
-----------------------------------------------------------------------------------------------------------------
Swatch Group A.G. (The)-Class B (Apparel,
Accessories & Luxury Goods)(a)                                                     44,200               5,599,565
-----------------------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural Chemicals)(a)(b)                        112,470               9,305,147
-----------------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)                                         143,340               9,576,188
-----------------------------------------------------------------------------------------------------------------
                                                                                                       36,256,156
=================================================================================================================

UNITED KINGDOM--23.28%
Balfour Beatty PLC (Construction & Engineering)(a)                              1,418,900               6,845,663
-----------------------------------------------------------------------------------------------------------------
Cattles PLC (Consumer Finance)(a)                                               1,432,020               7,815,993
-----------------------------------------------------------------------------------------------------------------
Centrica PLC (Gas Utilities)(a)                                                 1,317,260               5,669,062
-----------------------------------------------------------------------------------------------------------------
Daily Mail and General Trust-Class A (Publishing)(a)                              309,800               3,780,414
-----------------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)                                            1,258,580              12,224,339
-----------------------------------------------------------------------------------------------------------------

EGR-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--(CONTINUED)
ICAP PLC (Investment Banking & Brokerage)(a)                                    1,630,625          $    6,315,743
-----------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)                                           529,180              11,536,765
-----------------------------------------------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                                                    188,530               5,569,640
-----------------------------------------------------------------------------------------------------------------
Intertek Group PLC (Diversified Commercial Services)(a)                           343,700               3,482,990
-----------------------------------------------------------------------------------------------------------------
Johnston Press PLC (Publishing)(a)                                                930,190               8,974,667
-----------------------------------------------------------------------------------------------------------------
Marconi Corp. PLC (Communications Equipment)(a)(b)                                222,700               2,533,781
-----------------------------------------------------------------------------------------------------------------
Next PLC (Department Stores)(a)                                                   241,120               6,569,054
-----------------------------------------------------------------------------------------------------------------
PHS Group PLC (Diversified Commercial Services)(a)                              2,935,900               4,007,512
-----------------------------------------------------------------------------------------------------------------
Punch Taverns PLC (Restaurants)(a)                                                878,500               7,619,047
-----------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)                                     343,885               9,413,260
-----------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified Banks)(a)                           118,200               3,324,401
-----------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC (Pharmaceuticals)(a)                              605,000               5,309,211
-----------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)(a)                                      709,640               7,191,723
-----------------------------------------------------------------------------------------------------------------
T&F Informa PLC (Publishing)(a)                                                   605,880               3,890,582
-----------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                                                      1,541,035               7,137,143
-----------------------------------------------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement Retail)(a)                                   334,790               7,980,872
-----------------------------------------------------------------------------------------------------------------
Ultra Electronics Holdings PLC (Aerospace & Defense)(a)                           378,810               4,266,653
-----------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless
Telecommunication Services)(a)                                                  5,153,546              11,165,171
-----------------------------------------------------------------------------------------------------------------
Warner Chilcott PLC (Pharmaceuticals)                                             710,040               7,757,045
-----------------------------------------------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(a)                                            496,030               4,653,138
-----------------------------------------------------------------------------------------------------------------
WS Atkins PLC (Diversified Commercial Services)(a)                                333,000               3,726,940
-----------------------------------------------------------------------------------------------------------------
                                                                                                      168,760,809
=================================================================================================================

UNITED STATES OF AMERICA--1.03%
Autoliv, Inc.-SDR (Auto Parts & Equipment)(a)(d)                                  179,006               7,432,530
=================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $441,747,043)                                     647,783,168
=================================================================================================================


MONEY MARKET FUNDS--6.34%
Liquid Assets Portfolio-Institutional Class(f)                                 22,988,507              22,988,507
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(f)                                    22,988,507              22,988,507
-----------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $45,977,014)                                                            45,977,014
=================================================================================================================
TOTAL INVESTMENTS--95.68% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $487,724,057)                                                                           693,760,182
=================================================================================================================

EGR-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED MONEY MARKET FUNDS--4.32%
Liquid Assets Portfolio-Institutional Class(f)(g)                              31,332,742          $   31,332,742
-----------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $31,332,742)                                                  31,332,742
=================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $519,056,799)                                                    $  725,092,924
_________________________________________________________________________________________________________________
=================================================================================================================


Investment Abbreviations:

ADR                       American Depositary Receipt
SDR                       Swedish Depositary Reseipt

Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $585,860,359, which represented 80.80% of the Fund's total investments. See Note 1A.

(b)  Non-income producing security.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $53,337,668, which represented 7.36% of the Fund's total investments.

(d) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(e)  Consists of more than one class of securities traded together as a unit.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

EGR-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.

EGR-QTR-1

     Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

EGR-QTR-1

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      10/31/03        AT COST          SALES      (DEPRECIATION)      07/31/04        INCOME      GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class      $  3,005,612   $ 87,534,119   $ (67,551,224)   $           --   $ 22,988,507   $    102,273   $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class         3,005,612     87,534,119     (67,551,224)               --     22,988,507         99,141             --
-----------------------------------------------------------------------------------------------------------------------------------
    SUBTOTAL             $  6,011,224   $175,068,238   $(135,102,448)   $           --   $ 45,977,014   $    201,414   $         --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      10/31/03        AT COST          SALES      (DEPRECIATION)      07/31/04        INCOME      GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------

Liquid Assets
Portfolio-
Institutional Class      $ 12,113,481   $216,754,340    $(197,535,079   $           --   $ 31,332,742   $    276,166   $         --
-----------------------------------------------------------------------------------------------------------------------------------
    TOTAL                $ 18,124,705   $391,822,578    $(332,637,527   $           --   $ 77,309,756   $    477,580   $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


* Dividend income is net of income rebate paid to security lending counterparties.


NOTE 3--PORTFOLIO SECURITIES LOANED
The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At July 31, 2004, securities with an aggregate value of $29,873,274 were on loan to brokers. The loans were secured by cash collateral of $31,332,742 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $276,166 for securities lending transactions.

EGR-QTR-1

NOTE 4--INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $265,097,112 and $305,170,384, respectively.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------


Aggregate unrealized appreciation of investment securities         $209,677,320
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (4,560,840)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $205,116,480
-------------------------------------------------------------------------------
Cost of investments for tax purposes is                            $519,976,444
===============================================================================

EGR-QTR-1

                        AIM GLOBAL AGGRESSIVE GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com            GLA-QTR-1 7/04            A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                                                           MARKET
                                                                                                        SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--57.19%

AUSTRIA--1.03%
Erste Bank der oesterreichischen Sparkassen A.G. (Diversified Banks)(a)(b)                              248,000         $ 9,604,142
===================================================================================================================================

BERMUDA--1.98%
Esprit Holdings Ltd. (Apparel Retail)(a)                                                              1,825,500           8,116,479
-----------------------------------------------------------------------------------------------------------------------------------
Giordano International Ltd. (Apparel Retail)(a)                                                       5,900,000           3,571,869
-----------------------------------------------------------------------------------------------------------------------------------
Willis Group Holdings Ltd. (Insurance Brokers)                                                          196,400           6,834,720
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,523,068
===================================================================================================================================

CANADA--2.42%
Brascan Corp. (Other Diversified Financial Services)                                                    171,000           4,697,145
-----------------------------------------------------------------------------------------------------------------------------------
Power Financial Corp. (Other Diversified Financial Services)                                            263,200           5,879,252
-----------------------------------------------------------------------------------------------------------------------------------
Precision Drilling Corp. (Oil & Gas Drilling)(c)                                                         76,900           3,818,531
-----------------------------------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)
  (Acquired 05/16/03-11/18/03; Cost $5,546,847)(a)(c)(d)(e)                                             316,500           8,131,870
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         22,526,798
===================================================================================================================================

FRANCE--2.28%
Imerys S.A. (Construction Materials)(a)(b)                                                               99,600           6,054,444
-----------------------------------------------------------------------------------------------------------------------------------
JC Decaux S.A. (Advertising)(a)(b)(c)                                                                   251,200           5,345,056
-----------------------------------------------------------------------------------------------------------------------------------
M6 Metropole Television (Broadcasting & Cable TV)(a)                                                    158,000           3,970,788
-----------------------------------------------------------------------------------------------------------------------------------
Pernod Ricard (Distillers & Vintners)(a)(b)                                                              49,000           5,864,585
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         21,234,873
===================================================================================================================================

GERMANY--2.56%
Continental A.G. (Tires & Rubber)(a)(b)                                                                 212,340          10,021,681
-----------------------------------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)
  (Acquired 10/29/02-10/30/03; Cost $4,715,039)(a)(b)(d)                                                 58,662          13,854,398
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         23,876,079
===================================================================================================================================

GREECE--2.01%
Coca-Cola Hellenic Bottling Co. S.A. (Soft Drinks)(a)                                                   303,900           7,149,788
-----------------------------------------------------------------------------------------------------------------------------------
Cosmote Mobile Communications S.A. (Wireless Telecomunication Services)(a)                              208,650           3,359,585
-----------------------------------------------------------------------------------------------------------------------------------
OPAP S.A. (Casinos & Gaming) (Acquired 07/14/03-01/30/04; Cost $5,368,735)(a)(d)                        430,000           8,248,502
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         18,757,875
===================================================================================================================================

HONG KONG--0.50%
Cathay Pacific Airways Ltd. (Airlines)(a)                                                             2,590,000           4,605,665
===================================================================================================================================

GLA-QTR-1

                                                                                                                       MARKET
                                                                                                      SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
HUNGARY--1.86%
OTP Bank Rt. (Diversified Banks)(a)                                                                    843,300       $ 17,374,777
=================================================================================================================================

INDIA--1.37%
Maruti Udyog Ltd. (Automobile Manufacturers)                                                           524,400          4,802,335
---------------------------------------------------------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd. (Pharmaceuticals)(a)                                                         392,500          7,954,408
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       12,756,743
=================================================================================================================================

IRELAND--6.21%
Anglo Irish Bank Corp. PLC (Diversified Banks)(a)                                                    2,973,315         46,848,436
---------------------------------------------------------------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)(a)                                                                  481,000          6,551,109
---------------------------------------------------------------------------------------------------------------------------------
Independent News & Media PLC (Publishing)                                                            1,970,400          4,501,684
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       57,901,229
=================================================================================================================================

ITALY--0.84%
Banco Popolare di Verona e Novara Scrl (Diversified Banks)(a)                                          470,000          7,829,569
=================================================================================================================================

JAPAN--6.51%
Daiwa House Industry Co., Ltd. (Homebuilding)(a)                                                       261,000          2,716,725
---------------------------------------------------------------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)(a)(b)                                                                136,700          7,861,470
---------------------------------------------------------------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)(a)(b)                                                                  321,000          5,315,197
---------------------------------------------------------------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment Manufacturers)(a)(b)                                                  44,600          4,151,442
---------------------------------------------------------------------------------------------------------------------------------
NOK Corp. (Auto Parts & Equipment)(a)(b)                                                               209,000          6,297,553
---------------------------------------------------------------------------------------------------------------------------------
Omron Corp. (Electronic Equipment Manufacturers)(a)                                                    271,000          5,815,075
---------------------------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)(a)(b)                                                        617,000          4,443,587
---------------------------------------------------------------------------------------------------------------------------------
Stanley Electric Co., Ltd. (Auto Parts & Equipment)(a)(b)                                              261,000          3,993,361
---------------------------------------------------------------------------------------------------------------------------------
Suzuki Motor Corp. (Automobile Manufacturers)(a)(b)                                                    318,000          5,658,466
---------------------------------------------------------------------------------------------------------------------------------
THK CO., Ltd. (Industrial Machinery)(a)(b)                                                             202,900          3,264,145
---------------------------------------------------------------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)                                                             205,100          8,398,148
---------------------------------------------------------------------------------------------------------------------------------
USS Co., Ltd. (Specialty Stores)(a)                                                                     34,400          2,783,395
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       60,698,564
=================================================================================================================================

MEXICO--2.44%
Alfa, S.A.-Class A (Industrial Conglomerates)                                                        2,135,900          7,072,578
---------------------------------------------------------------------------------------------------------------------------------
Americal Movil S.A. de C.V.-ADR Series L (Wireless Telecommunication Services)                         227,200          8,117,856
---------------------------------------------------------------------------------------------------------------------------------
Cemex S.A. de C.V.-ADR Wts., expiring 12/21/04 (Construction Materials)(f)                               1,111              4,555
---------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V (Hypermarkets & Super Centers)                              2,478,400          7,555,369
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       22,750,358
=================================================================================================================================

NETHERLANDS--0.52%
Royal Numico N.V. (Packaged Foods & Meats)(a)(b)(c)                                                    155,000          4,820,802
=================================================================================================================================

NORWAY--0.88%
Telenor A.S.A. (Integrated Telecommunication Services)(a)(b)                                         1,209,300          8,238,654
=================================================================================================================================

GLA-QTR-1

                                                                                                                         MARKET
                                                                                                      SHARES              VALUE
----------------------------------------------------------------------------------------------------------------------------------
RUSSIA--1.65%
AO VimpelCom-ADR (Wireless Telecommunication Services)(b)(c)                                           176,290        $ 15,416,560
==================================================================================================================================

SINGAPORE--0.35%
Venture Corp. Ltd. (Electronic Manufacturing Services)(a)                                              345,000           3,249,461
==================================================================================================================================

SOUTH AFRICA--1.52%
Standard Bank Group Ltd. (Diversified Banks)                                                         1,267,600           8,686,769
----------------------------------------------------------------------------------------------------------------------------------
Telkom South Africa Ltd. (Integrated Telecommunication Services)(a)                                    429,400           5,488,007
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        14,174,776
==================================================================================================================================

SOUTH KOREA--1.98%
Hana Bank (Diversified Banks)(a)                                                                       244,100           4,627,136
----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic Equipment Manufacturers)(a)                                   25,800           9,192,540
----------------------------------------------------------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Department Stores)(a)                                                              20,000           4,653,618
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        18,473,294
==================================================================================================================================

SPAIN--2.17%
Corporacion Mapfre S.A. (Multi-Line Insurance)(a)(b)                                                   456,572           5,223,876
----------------------------------------------------------------------------------------------------------------------------------
Enagas (Gas Utilities) (Acquired 07/29/04-07/30/04; Cost $3,534,421)(a)(d)                             323,000           3,540,704
----------------------------------------------------------------------------------------------------------------------------------
Gestevision Telecinco S.A. (Broadcasting & Cable TV)(c)                                                266,000           4,199,653
----------------------------------------------------------------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction & Engineering)(a)                                                  167,600           7,297,273
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        20,261,506
==================================================================================================================================

SWEDEN--1.47%
Assa Abloy A.B.-Class B (Building Products)(a)(b)                                                      370,000           4,389,173
----------------------------------------------------------------------------------------------------------------------------------
Skandia Forsakrings A.B. (Life & Health Insurance)(a)(b)                                             1,053,200           4,104,396
----------------------------------------------------------------------------------------------------------------------------------
Swedish Match A.B. (Tobacco)(a)(b)                                                                     537,600           5,260,608
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        13,754,177
==================================================================================================================================

SWITZERLAND--2.86%
Baloise Holdings A.G.- Class R (Multi-Line Insurance)(a)                                                92,000           3,584,716
----------------------------------------------------------------------------------------------------------------------------------
Geberit A.G. (Building Products)(a)(b)                                                                  15,630          10,441,770
----------------------------------------------------------------------------------------------------------------------------------
Straumann A.G. (Health Care Equipment)(a)                                                                2,442             418,919
----------------------------------------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural Chemicals)(a)(c)                                             147,600          12,211,609
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        26,657,014
==================================================================================================================================

TAIWAN--1.62%
MediaTek Inc. (Semiconductors)(a)                                                                      482,249           2,762,030
----------------------------------------------------------------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd. (Semiconductors)(a)                                             1,002,900           2,627,747
----------------------------------------------------------------------------------------------------------------------------------
President Chain Store Corp. (Food Retail)(a)                                                         2,240,000           3,799,262
----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors)(a)                                      4,678,510           5,908,790
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,097,829
==================================================================================================================================

GLA-QTR-1

                                                                                 SHARES              VALUE
------------------------------------------------------------------------------------------------------------
THAILAND--0.71%
Kasikornbank PLC (Diversified Banks)(a)(c)                                      2,744,000        $ 3,156,634
------------------------------------------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)(a)                                 3,213,000          3,505,021
------------------------------------------------------------------------------------------------------------
                                                                                                   6,661,655
============================================================================================================

TURKEY--0.24%
Koc Holding A.S. (Industrial Conglomerates)(a)                                431,000,000          2,213,593
============================================================================================================

UNITED KINGDOM--9.21%
Amdocs Ltd. (Application Software)(c)                                             170,000          3,689,000
------------------------------------------------------------------------------------------------------------
Cattles PLC (Consumer Finance)(a)                                                 614,500          3,353,953
------------------------------------------------------------------------------------------------------------
Daily Mail & General Trust-Class A (Publishing)(a)                                341,000          4,161,140
------------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)                                            1,659,600         16,119,367
------------------------------------------------------------------------------------------------------------
ICAP PLC (Investment Banking & Brokerage)(a)                                    2,031,875          7,869,866
------------------------------------------------------------------------------------------------------------
Inchcape PLC (Distributors)(a)                                                    180,100          5,320,597
------------------------------------------------------------------------------------------------------------
Marconi Corp. PLC (Communications Equipment)(a)(c)                                299,100          3,403,026
------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC (Pharmaceuticals)(a)(c)                           713,000          6,256,971
------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)(a)                                      885,275          8,971,665
------------------------------------------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement Retail)(a)                                   539,740         12,866,561
------------------------------------------------------------------------------------------------------------
Warner Chilcott PLC (Pharmaceuticals)                                             548,885          5,996,459
------------------------------------------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(a)                                            475,360          4,459,238
------------------------------------------------------------------------------------------------------------
WS Atkins PLC (Diversified Commercial Services)(a)                                304,000          3,402,372
------------------------------------------------------------------------------------------------------------
                                                                                                  85,870,215
============================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost
$ 351,452,102)                                                                                   533,329,276
============================================================================================================

DOMESTIC COMMON STOCKS & OTHER
EQUITY INTERESTS--23.83%

AEROSPACE & DEFENSE--0.57%
Rockwell Collins, Inc.                                                            155,000          5,304,100
============================================================================================================

APPAREL RETAIL--1.21%
Aeropostale, Inc.(c)                                                              112,500          3,429,000
------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.                                                                 155,000          3,487,500
------------------------------------------------------------------------------------------------------------
Limited Brands                                                                    215,000          4,394,600
------------------------------------------------------------------------------------------------------------
                                                                                                  11,311,100
============================================================================================================

APPLICATION SOFTWARE--0.44%
Citrix Systems, Inc.(c)                                                           235,000          4,140,700
============================================================================================================

GLA-QTR-1

                                                                                                   MARKET
                                                                                  SHARES            VALUE
------------------------------------------------------------------------------------------------------------
ASSET MANAGEMENT & CUSTODY BANKS--0.99%
Investors Financial Services Corp.(b)                                             100,900        $ 4,609,112
------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                   58,800          4,618,152
------------------------------------------------------------------------------------------------------------
                                                                                                   9,227,264
============================================================================================================

AUTO PARTS & EQUIPMENT--0.76%
Autoliv, Inc.-SDR(a)                                                              169,760          7,048,626
============================================================================================================

BIOTECHNOLOGY--0.18%
Invitrogen Corp.(b)(c)                                                             32,000          1,679,360
============================================================================================================

BROADCASTING & CABLE TV--0.30%
Univision Communications Inc.-Class A(c)                                           97,920          2,836,742
============================================================================================================

COMMUNICATIONS EQUIPMENT--1.47%
ADTRAN, Inc.(b)                                                                   125,000          3,338,750
------------------------------------------------------------------------------------------------------------
Avaya Inc.(c)                                                                     300,000          4,395,000
------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.(b)(c)                                                   350,000          5,971,000
------------------------------------------------------------------------------------------------------------
                                                                                                  13,704,750
============================================================================================================

COMPUTER STORAGE & PERIPHERALS--0.37%
Electronics for Imaging, Inc.(c)                                                  170,000          3,411,900
============================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--0.64%
Alliance Data Systems Corp.(c)                                                    150,000          5,956,500
============================================================================================================

DEPARTMENT STORES--0.33%
Saks Inc.(b)                                                                      235,000          3,066,750
============================================================================================================

DISTILLERS & VINTNERS--0.30%
Constellation Brands, Inc.-Class A(c)                                              75,000          2,841,000
============================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--0.94%
Apollo Group, Inc.-Class A(b)(c)                                                   60,000          5,013,000
------------------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc.(c)                                          75,000          3,806,250
------------------------------------------------------------------------------------------------------------
                                                                                                   8,819,250
============================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--0.48%
Rockwell Automation, Inc.                                                         120,000          4,489,200
============================================================================================================

ENVIRONMENTAL SERVICES--0.45%
Stericycle, Inc.(b)(c)                                                             85,000          4,165,000
============================================================================================================

GLA-QTR-1

                                                                                                    MARKET
                                                                                    SHARES          VALUE
------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT--1.60%
Bard (C.R.), Inc.                                                                  80,000        $ 4,416,000
------------------------------------------------------------------------------------------------------------
ResMed Inc.(b)(c)                                                                  95,000          4,655,000
------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.(b)(c)                                                 53,800          3,712,738
------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(c)                                                           27,500          2,098,525
------------------------------------------------------------------------------------------------------------
                                                                                                  14,882,263
============================================================================================================

HEALTH CARE SERVICES--0.91%
Caremark Rx, Inc.(c)                                                              135,100          4,120,550
------------------------------------------------------------------------------------------------------------
DaVita, Inc.(c)                                                                   142,500          4,327,725
------------------------------------------------------------------------------------------------------------
                                                                                                   8,448,275
============================================================================================================

HEALTH CARE SUPPLIES--0.47%
Fisher Scientific International Inc.(b)(c)                                         75,000          4,365,000
============================================================================================================

HYPERMARKETS & SUPER CENTERS--0.44%
Costco Wholesale Corp.(b)                                                         100,000          4,066,000
============================================================================================================

INDUSTRIAL MACHINERY--1.26%
Danaher Corp.(b)                                                                  110,000          5,571,500
------------------------------------------------------------------------------------------------------------
Eaton Corp.                                                                        95,000          6,140,800
------------------------------------------------------------------------------------------------------------
                                                                                                  11,712,300
============================================================================================================

INTERNET SOFTWARE & SERVICES--0.14%
Ask Jeeves, Inc.(c)                                                                43,800          1,273,704
============================================================================================================

MANAGED HEALTH CARE--0.46%
Aetna Inc.                                                                         50,000          4,290,000
============================================================================================================

MULTI-LINE INSURANCE--0.45%
HCC Insurance Holdings, Inc.                                                      140,000          4,242,000
============================================================================================================

PERSONAL PRODUCTS--0.71%
Estee Lauder Cos. Inc. (The)-Class A                                              150,000          6,585,000
============================================================================================================

PHARMACEUTICALS--1.70%
Eon Labs, Inc.(b)(c)                                                              133,900          3,899,168
------------------------------------------------------------------------------------------------------------
IVAX Corp.(c)                                                                     165,000          3,935,250
------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(b)                                           115,000          4,113,550
------------------------------------------------------------------------------------------------------------
Sepracor Inc.(b)(c)                                                                85,000          3,907,450
------------------------------------------------------------------------------------------------------------
                                                                                                  15,855,418
============================================================================================================

GLA-QTR-1

                                                                                                   MARKET
                                                                                   SHARES          VALUE
------------------------------------------------------------------------------------------------------------
PUBLISHING--0.61%
Getty Images, Inc.(b)(c)                                                          103,500        $ 5,653,170
============================================================================================================

REGIONAL BANKS--0.48%
Bank of Hawaii Corp.                                                              100,000          4,493,000
============================================================================================================

RESTAURANTS--1.35%
Starbucks Corp.(b)(c)                                                             125,000          5,870,000
------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                                 175,000          6,718,250
------------------------------------------------------------------------------------------------------------
                                                                                                  12,588,250
============================================================================================================

SEMICONDUCTORS--1.10%
Microchip Technology Inc.                                                         355,270         10,292,172
============================================================================================================

SPECIALIZED FINANCE--0.40%
Chicago Mercantile Exchange (The)(b)                                               30,000          3,765,000
============================================================================================================

SPECIALTY STORES--0.52%
Williams-Sonoma, Inc.(c)                                                          150,000          4,873,500
============================================================================================================

SYSTEMS SOFTWARE--0.55%
McAfee Inc.(b)(c)                                                                 285,000          5,124,300
============================================================================================================

TECHNOLOGY DISTRIBUTORS--0.72%
CDW Corp.                                                                         105,000          6,751,500
============================================================================================================

TRADING COMPANIES & DISTRIBUTORS--0.53%
Fastenal Co.(b)                                                                    80,000          4,990,400
============================================================================================================

Total Domestic Common Stocks & Other
Equity Interests (Cost $188,296,770)                                                             222,253,494
============================================================================================================

MONEY MARKET FUNDS--5.17%
Liquid Assets Portfolio-Institutional Class(g)                                 24,116,660         24,116,660
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)                                    24,116,660         24,116,660
------------------------------------------------------------------------------------------------------------
Total Money Market Funds (Cost $48,233,320)                                                       48,233,320
============================================================================================================
TOTAL INVESTMENTS--86.19% (excluding
investments purchased with cash collateral
from securities loaned) (Cost $587,982,192)                                                      803,816,090
============================================================================================================

GLA-QTR-1

                                                                                                   MARKET
                                                                                SHARES             VALUE
------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--13.81%
Liquid Assets Portfolio-Institutional Class(g)(h)                              64,390,496       $ 64,390,496
------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(g)(h)                                 64,390,496         64,390,496
------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $128,780,992)                                           128,780,992
============================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $716,763,184)                                                 $932,597,082
____________________________________________________________________________________________________________
============================================================================================================

Investment Abbreviations:

ADR                 American Depositary Receipt
SDR                 Swedish Depositary Receipt
Wts.                Warrants

Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $449,105,436, which represented 48.16% of the Fund's total investments. See Note 1A.

(b) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(c)   Non-income producing security.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $33,775,474, which represented 3.62% of the Fund's total investments. Unless otherwise indicated, these securities are not considered to be illiquid.

GLA-QTR-1

(e) Security considered to be illiquid. The market value of this security considered illiquid at July 31, 2004 represented 0.87% of the Fund's total investments.

(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(g) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(h) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

      See accompanying notes which are an integral part of this schedule.

GLA-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

            Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining

GLA-QTR-1
      adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

            Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
      (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor. The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock-in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

GLA-QTR-1

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                           MARKET                         PROCEEDS         UNREALIZED        MARKET                     REALIZED
                           VALUE         PURCHASES         FROM           APPRECIATION       VALUE       DIVIDEND         GAIN
FUND                      10/31/03        AT COST          SALES         (DEPRECIATION)     07/31/04      INCOME         (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class     $13,178,755   $119,163,449     $(108,225,544)    $          --    $24,116,660    $ 73,713      $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class      13,178,755    119,163,449      (108,225,544)               --     24,116,660      71,475                --
-----------------------------------------------------------------------------------------------------------------------------------
  SUBTOTAL              $26,357,510   $238,326,898     $(216,451,088)    $          --    $48,233,320    $145,188      $         --
===================================================================================================================================

    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                           MARKET                         PROCEEDS         UNREALIZED        MARKET                     REALIZED
                           VALUE         PURCHASES         FROM           APPRECIATION       VALUE       DIVIDEND         GAIN
FUND                      10/31/03        AT COST          SALES         (DEPRECIATION)     07/31/04      INCOME*        (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class     $ 67,998,953  $186,445,881     $(190,054,338)    $          --    $ 64,390,496   $ 92,669      $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class       67,998,954   184,856,653      (188,465,111)               --      64,390,496     89,854                --
-----------------------------------------------------------------------------------------------------------------------------------
    SUBTOTAL            $135,997,907  $371,302,534     $(378,519,449)    $          --    $128,780,992   $182,523      $         --
===================================================================================================================================
       TOTAL            $162,355,417  $609,629,432     $(594,970,537)    $          --    $177,014,312   $327,711      $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

      At July 31, 2004, securities with an aggregate value of $124,641,151 were on loan to brokers. The loans were secured by cash collateral of $128,780,992 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $182,523 for securities lending transactions.

GLA-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $420,463,257 and $564,901,496, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities           $ 227,265,827
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (12,718,076)
----------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                 $ 214,547,751
==================================================================================

Cost of investments for tax purposes is $718,049,331.

GLA-QTR-1

                             AIM GLOBAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              GLG-QTR-1  7/04         A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)




                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--55.34%
AUSTRALIA--1.32%
BHP Billiton Ltd. (Diversified Metals & Mining)(a)                                440,400          $    4,061,803
-----------------------------------------------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty Insurance)(a)(b)                          544,000               1,504,781
(Acquired 02/26/04; Cost $1,432,795)
-----------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property &
Casualty Insurance)(a)(c)                                                         202,000               1,768,862
-----------------------------------------------------------------------------------------------------------------
                                                                                                        7,335,446
=================================================================================================================

BERMUDA--1.20%
Nabors Industries, Ltd.  (Oil & Gas Drilling)(d)                                   90,000               4,185,000
-----------------------------------------------------------------------------------------------------------------
Tyco International Ltd. (Industrial Conglomerates)                                 80,000               2,480,000
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,665,000
=================================================================================================================

BRAZIL--0.55%
Companhia de Bebidas das Americas-ADR (Brewers)                                   150,100               3,086,056
=================================================================================================================

CANADA--2.45%
Manulife Financial Corp. (Life & Health Insurance)(c)                             179,100               7,168,581
-----------------------------------------------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified Financial Services)                      134,400               2,907,121
-----------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)(c)                                     122,900               3,548,811
-----------------------------------------------------------------------------------------------------------------
                                                                                                       13,624,513
=================================================================================================================

FRANCE--6.57%
BNP Paribas S.A. (Diversified Banks)(a)(c)                                         60,210               3,504,686
-----------------------------------------------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication Services)(a)                             47,600               1,600,172
-----------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks)(a)(c)                                     96,900               2,285,863
-----------------------------------------------------------------------------------------------------------------
Pernod Ricard (Distillers & Vintners)(a)(c)                                        32,270               3,862,248
-----------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile Manufacturers)(a)                                  36,617               2,113,326
-----------------------------------------------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)(c)                                      74,960               5,913,009
-----------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)(c)                                         48,570               3,985,925
-----------------------------------------------------------------------------------------------------------------
Total S.A. (Integrated Oil & Gas)(a)(c)                                            41,859               8,134,662
-----------------------------------------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)(c)                                      50,980               5,189,221
-----------------------------------------------------------------------------------------------------------------
                                                                                                       36,589,112
=================================================================================================================

GERMANY--0.79%
Metro A.G. (Hypermarkets & Super Centers)(a)(c)                                    96,290               4,426,875
=================================================================================================================

GREECE--0.29%
OPAP S.A. (Casinos & Gaming) (Acquired
07/01/04-07/02/04; Cost $1,613,661)(a)(b)                                          84,500               1,620,927
=================================================================================================================

HONG KONG--0.86%
Cheung Kong (Holdings) Ltd. (Real Estate Management
& Development)(a)                                                                 418,000               3,093,406
-----------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate Management
& Development)(a)(c)                                                              203,000               1,716,129
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,809,535
=================================================================================================================

GLG-QTR

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
INDIA--0.90%
Infosys Technologies Ltd.-ADR (IT Consulting & Services)(c)                        99,600          $    5,004,900
=================================================================================================================

IRELAND--1.90%
Anglo Irish Bank Corp. PLC (Diversified Banks)(a)                                 337,300               5,314,599
-----------------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                                               104,600               2,358,124
-----------------------------------------------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)(a)                                             213,700               2,910,545
-----------------------------------------------------------------------------------------------------------------
                                                                                                       10,583,268
=================================================================================================================

ISRAEL--2.09%
Teva Pharmaceutical Industries Ltd.-ADR (Pharmaceuticals)(c)                      393,500              11,647,600
=================================================================================================================

ITALY--2.64%
Eni S.p.A. (Integrated Oil & Gas)(a)(c)                                           419,700               8,613,499
-----------------------------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)(a)(c)                                   574,200               6,112,851
-----------------------------------------------------------------------------------------------------------------
                                                                                                       14,726,350
=================================================================================================================

JAPAN--9.58%
Canon Inc. (Office Electronics)(a)                                                148,000               7,230,204
-----------------------------------------------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic
Equipment Manufacturers)(a)                                                        53,000               5,151,041
-----------------------------------------------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment Manufacturers)(a)                                 85,000               8,733,974
-----------------------------------------------------------------------------------------------------------------
KDDI Corp. (Wireless Telecommunication Services)(a)                                   490               2,500,689
-----------------------------------------------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment Manufacturers)(a)                              31,300               6,635,112
-----------------------------------------------------------------------------------------------------------------
Kyocera Corp. (Electronic Equipment Manufacturers)(a)                              34,900               2,695,596
-----------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)(a)                                        124,400               5,197,685
-----------------------------------------------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)(a)                                           146,000               2,840,979
-----------------------------------------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)(a)                                                22,100               2,169,526
-----------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)(a)                                  111,500               4,456,555
-----------------------------------------------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)(c)                                     139,600               5,716,146
-----------------------------------------------------------------------------------------------------------------
                                                                                                       53,327,507
=================================================================================================================

MEXICO--1.10%
Grupo Televisa S.A.-ADR (Broadcasting & Cable TV)                                  42,500               1,997,500
-----------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V (Hypermarkets
& Super Centers)                                                                1,350,600               4,117,286
-----------------------------------------------------------------------------------------------------------------
                                                                                                        6,114,786
=================================================================================================================

NETHERLANDS--0.58%
Aegon N.V. (Life & Health Insurance)(a)(c)                                         91,100               1,034,316
-----------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V. (Consumer
Electronics)(a)                                                                    90,100               2,183,599
-----------------------------------------------------------------------------------------------------------------
                                                                                                        3,217,915
=================================================================================================================

NORWAY--0.76%
Telenor A.S.A. (Integrated Telecommunication Services)(a)(c)                      625,100               4,258,648
=================================================================================================================

SINGAPORE--1.34%
DBS Group Holdings Ltd. (Diversified Banks)(a)                                    317,000               2,861,063
-----------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)(a)(d)                                          324,000               2,091,781
-----------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks)(a)                                  314,000               2,502,827
-----------------------------------------------------------------------------------------------------------------
                                                                                                        7,455,671
=================================================================================================================

GLG-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
SOUTH KOREA--1.03%
Samsung Electronics Co., Ltd. (Electronic Equipment
Manufacturers)(a)                                                                  16,150          $    5,754,245
=================================================================================================================

SPAIN--0.44%
Telefonica S.A. (Integrated Telecommunication Services)(a)                        169,600               2,469,675
=================================================================================================================

SWEDEN--2.95%
Assa Abloy A.B.-Class B (Building Products)(a)(c)                                 358,300               4,250,380
-----------------------------------------------------------------------------------------------------------------
Skandia Forsakrings A.B. (Life & Health Insurance)(a)(c)                          607,900               2,369,030
-----------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson A.B.-Class B(a)(d)
(Communications Equipment)                                                      1,129,500               3,015,996
-----------------------------------------------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm Machinery
& Heavy Trucks)(a)(c)                                                             189,200               6,781,239
-----------------------------------------------------------------------------------------------------------------
                                                                                                       16,416,645
=================================================================================================================

SWITZERLAND--5.22%
Alcon, Inc. (Health Care Supplies)                                                 68,000               5,208,800
-----------------------------------------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)                                            10,200               2,592,859
-----------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)                                            43,150               4,248,330
-----------------------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural Chemicals)(a)(d)                         89,190               7,379,088
-----------------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)                                         109,830               7,337,468
-----------------------------------------------------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line Insurance)(a)(d)                        16,200               2,283,353
-----------------------------------------------------------------------------------------------------------------
                                                                                                       29,049,898
=================================================================================================================

UNITED KINGDOM--10.78%
Aviva PLC (Multi-line Insurance)(a)                                               323,420               3,298,787
-----------------------------------------------------------------------------------------------------------------
Centrica PLC (Gas Utilities)(a)                                                 1,069,850               4,604,289
-----------------------------------------------------------------------------------------------------------------
GUS PLC (Catalog Retail)(a)                                                       346,600               5,433,239
-----------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)                                           343,870               7,496,783
-----------------------------------------------------------------------------------------------------------------
mm02 PLC (Wireless Telecommunication Services)(a)(d)                            1,879,600               3,063,718
-----------------------------------------------------------------------------------------------------------------
Next PLC (Department Stores)(a)                                                   242,500               6,606,650
-----------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)                                     299,550               8,199,666
-----------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified Banks)(a)                            70,700               1,988,453
-----------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)(a)                                      735,025               7,448,982
-----------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                                                      1,186,869               5,496,860
-----------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication Services)(a)                     2,946,230               6,383,015
-----------------------------------------------------------------------------------------------------------------
                                                                                                       60,020,442
=================================================================================================================
Total Foreign Stocks & Other Equity Interests (Cost $238,775,730)                                     308,205,014
=================================================================================================================

DOMESTIC COMMON STOCKS--29.93%
APPAREL RETAIL--0.86%
Gap, Inc. (The)                                                                   210,000               4,767,000
=================================================================================================================

BIOTECHNOLOGY--0.65%
Genentech, Inc.(d)                                                                 74,000               3,602,320
=================================================================================================================

COMMUNICATIONS EQUIPMENT--1.77%
Cisco Systems, Inc.(d)                                                            235,000               4,902,100
-----------------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                                    189,000               3,010,770
-----------------------------------------------------------------------------------------------------------------
QUALCOMM Inc.                                                                      28,500               1,968,780
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,881,650
=================================================================================================================

GLG-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE--0.83%
Dell Inc.(d)                                                                      130,000          $    4,611,100
=================================================================================================================

CONSUMER FINANCE--0.80%
Capital One Financial Corp.                                                        36,000               2,495,520
-----------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                          52,000               1,971,840
-----------------------------------------------------------------------------------------------------------------
                                                                                                        4,467,360
=================================================================================================================

DEPARTMENT STORES--0.39%
J.C. Penney Co., Inc.                                                              54,000               2,160,000
=================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.80%
Apollo Group, Inc.-Class A(d)                                                      56,000               4,678,800
-----------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                     234,000               5,353,920
-----------------------------------------------------------------------------------------------------------------
                                                                                                       10,032,720
=================================================================================================================

ELECTRICAL COMPONENTS & EQUIPMENT--1.05%
Rockwell Automation, Inc.                                                         156,000               5,835,960
=================================================================================================================

FOOTWEAR--0.40%
NIKE, Inc.-Class B                                                                 31,000               2,254,010
=================================================================================================================

HEALTH CARE EQUIPMENT--1.74%
Boston Scientific Corp.(d)                                                         82,600               3,160,276
-----------------------------------------------------------------------------------------------------------------
Waters Corp.(d)                                                                    44,000               1,930,720
-----------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.(d)                                                           60,000               4,578,600
-----------------------------------------------------------------------------------------------------------------
                                                                                                        9,669,596
=================================================================================================================

HOME IMPROVEMENT RETAIL--0.69%
Home Depot, Inc. (The)                                                            113,500               3,827,220
=================================================================================================================

HOUSEHOLD PRODUCTS--0.88%
Procter & Gamble Co. (The)                                                         94,000               4,902,100
=================================================================================================================

HOUSEWARES & SPECIALTIES--0.45%
Fortune Brands, Inc.                                                               35,000               2,526,300
=================================================================================================================

HYPERMARKETS & SUPER CENTERS--0.75%
Wal-Mart Stores, Inc.                                                              79,000               4,187,790
=================================================================================================================

INDUSTRIAL CONGLOMERATES--1.45%
3M Co.                                                                             60,000               4,941,600
-----------------------------------------------------------------------------------------------------------------
General Electric Co.                                                               95,000               3,158,750
-----------------------------------------------------------------------------------------------------------------
                                                                                                        8,100,350
=================================================================================================================

INTEGRATED OIL & GAS--0.52%
Exxon Mobil Corp.                                                                  63,000               2,916,900
=================================================================================================================

INTERNET RETAIL--0.91%
eBay Inc.(d)                                                                       64,500               5,052,285
=================================================================================================================

INTERNET SOFTWARE & SERVICES--1.00%
Yahoo! Inc.(d)                                                                    180,000               5,544,000
=================================================================================================================

GLG-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENT BANKING & BROKERAGE--0.92%
Goldman Sachs Group, Inc. (The)                                                    58,000          $    5,115,020
=================================================================================================================

MANAGED HEALTH CARE--0.77%
UnitedHealth Group Inc.                                                            68,000               4,277,200
=================================================================================================================

MOTORCYCLE MANUFACTURERS--0.23%
Harley-Davidson, Inc.                                                              21,000               1,257,270
=================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--0.66%
Citigroup Inc.                                                                     83,500               3,681,515
=================================================================================================================

PACKAGED FOODS & MEATS--0.52%
Hershey Foods Corp.                                                                60,000               2,906,400
=================================================================================================================

PERSONAL PRODUCTS--2.09%
Avon Products, Inc.                                                               115,000               4,946,150
-----------------------------------------------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A                                               56,000               2,458,400
-----------------------------------------------------------------------------------------------------------------
Gillette Co. (The)                                                                109,000               4,248,820
-----------------------------------------------------------------------------------------------------------------
                                                                                                       11,653,370
=================================================================================================================

PHARMACEUTICALS--1.96%
Johnson & Johnson                                                                  66,000               3,647,820
-----------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                       228,000               7,286,880
-----------------------------------------------------------------------------------------------------------------
                                                                                                       10,934,700
=================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.04%
Allstate Corp. (The)                                                              122,500               5,767,300
=================================================================================================================

SEMICONDUCTORS--1.80%
Analog Devices, Inc.                                                              110,000               4,367,000
-----------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                        50,000               1,219,000
-----------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                            47,500               1,857,250
-----------------------------------------------------------------------------------------------------------------
Microchip Technology Inc.                                                          90,000               2,607,300
-----------------------------------------------------------------------------------------------------------------
                                                                                                       10,050,550
=================================================================================================================

SYSTEMS SOFTWARE--2.73%
Microsoft Corp.                                                                   300,000               8,538,000
-----------------------------------------------------------------------------------------------------------------
Symantec Corp.(d)                                                                 104,000               4,863,040
-----------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.(d)                                                          95,000               1,810,700
-----------------------------------------------------------------------------------------------------------------
                                                                                                       15,211,740
=================================================================================================================

WIRELESS TELECOMMUNICATION SERVICES--0.27%
Nextel Communications, Inc.-Class A(d)                                             65,000               1,479,400
-----------------------------------------------------------------------------------------------------------------
Total Domestic Common Stocks (Cost $139,375,308)                                                      166,673,126
=================================================================================================================

MONEY MARKET FUNDS--2.81%
Liquid Assets Portfolio-Institutional Class(e)                                  7,824,681               7,824,681
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(e)                                     7,824,681               7,824,681
-----------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $15,649,362)                                                            15,649,362
=================================================================================================================
TOTAL INVESTMENTS--88.08% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $393,800,400)                                                                           490,527,502
=================================================================================================================

GLG-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED MONEY MARKET FUNDS--11.92%
Liquid Assets Portfolio-Institutional Class(e)(f)                              66,375,031          $   66,375,031
-----------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $66,375,031)                                                  66,375,031
=================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $460,175,431)                                                    $  556,902,533
-----------------------------------------------------------------------------------------------------------------
=================================================================================================================


Investment Abbreviations:

ADR                     American Depositary Receipt

Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $256,853,359, which represented 46.12% of the Fund's total investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $3,125,708, which represented 0.56% of the Fund's total investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(d)  Non-income producing security.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


See accompanying notes which are an integral part of this schedule.

GLG-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining

GLG-QTR-1
    adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security.

       The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would

GLG-QTR-1
    continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      10/31/03        AT COST          SALES      (DEPRECIATION)      07/31/04        INCOME      GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                    $  9,455,693   $ 58,907,929    $(60,538,941)   $           --   $  7,824,681   $     40,806   $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-Institutional
Class                       9,455,693     58,907,929     (60,538,941)               --      7,824,681         39,799             --
-----------------------------------------------------------------------------------------------------------------------------------
        SUBTOTAL         $ 18,911,386   $117,815,858    $(121,077,882)  $           --   $ 15,649,362   $     80,605   $         --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      10/31/03        AT COST          SALES      (DEPRECIATION)      07/31/04        INCOME*     GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-Institutional
Class                    $ 32,430,653   $196,921,610    $(162,977,232)  $           --   $ 66,375,031   $    154,337   $         --
-----------------------------------------------------------------------------------------------------------------------------------
           TOTAL         $ 51,342,039   $314,737,468    $(284,055,114)  $           --   $ 82,024,393   $    234,942   $         --
___________________________________________________________________________________________________________________________________
===================================================================================================================================


* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not

GLG-QTR-1

NOTE 3--PORTFOLIO SECURITIES LOANED (CONTINUED) increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2004, securities with an aggregate value of $63,815,666 were on loan to brokers. The loans were secured by cash collateral of $66,375,031 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $154,337 for securities lending transactions.

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $238,590,230 and $316,041,018, respectively.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities         $104,893,756
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (9,013,342)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $ 95,880,414
===============================================================================
Cost of investments for tax purposes is                            $461,022,119

GLG-QTR-1

                         AIM INTERNATIONAL GROWTH FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--

AIMinvestments.com              IGR-QTR-1 7/04          A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)


                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
STOCKS & OTHER EQUITY INTERESTS--93.94%
AUSTRALIA--2.38%
BHP Billiton Ltd. (Diversified Metals & Mining)(a)                              2,031,300          $   18,734,649
-----------------------------------------------------------------------------------------------------------------
Coca-Cola Amatil Ltd. (Soft Drinks)(a)                                          1,408,000               6,933,011
-----------------------------------------------------------------------------------------------------------------
Promina Group Ltd. (Property & Casualty
Insurance) (Acquired 07/22/04; Cost $4,299,794)(a)(b)                           2,396,200               6,628,230
-----------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty
Insurance)(a)                                                                     729,000               6,383,665
-----------------------------------------------------------------------------------------------------------------
                                                                                                       38,679,555
=================================================================================================================

AUSTRIA--0.62%
Erste Bank der oesterreichischen Sparkassen A.G.
(Diversified Banks)(a)                                                            258,924              10,027,189
=================================================================================================================

BERMUDA--0.41%
Esprit Holdings Ltd. (Apparel Retail)(a)                                        1,493,000               6,638,128
=================================================================================================================

BRAZIL--0.61%
Companhia de Bebidas das Americas-
ADR (Brewers)                                                                     479,700               9,862,632
=================================================================================================================

CANADA--5.25%
Canadian National Railway Co. (Railroads)                                         274,250              12,301,685
-----------------------------------------------------------------------------------------------------------------
Loblaw Cos. Ltd. (Food Retail)                                                     14,150                 663,240
-----------------------------------------------------------------------------------------------------------------
Manulife Financial Corp. (Life &
Health Insurance)                                                                 729,850              29,212,670
-----------------------------------------------------------------------------------------------------------------
Petro-Canada (Integrated Oil & Gas)                                               119,350               5,571,732
-----------------------------------------------------------------------------------------------------------------
Power Corp. of Canada (Other Diversified
Financial Services)                                                               426,200               9,218,862
-----------------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)(c)                                         214,800               5,518,880
-----------------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp. (Drug Retail)
 (Acquired 11/18/03; Cost $2,955,117)(a)(b)(c)(d)                                 138,500               3,558,496
-----------------------------------------------------------------------------------------------------------------
Suncor Energy, Inc. (Integrated Oil & Gas)                                        668,000              19,288,899
-----------------------------------------------------------------------------------------------------------------
                                                                                                       85,334,464
=================================================================================================================

DENMARK--0.50%
Danske Bank A.S. (Diversified Banks)(a)                                           355,000               8,167,478
=================================================================================================================

FRANCE--9.25%
BNP Paribas S.A. (Diversified Banks)(a)                                           265,788              15,470,910
-----------------------------------------------------------------------------------------------------------------
Bouygues S.A. (Wireless Telecommunication
Services)(a)                                                                      245,000               8,236,180
-----------------------------------------------------------------------------------------------------------------
Credit Agricole S.A. (Diversified Banks)(a)                                       311,000               7,336,466
-----------------------------------------------------------------------------------------------------------------
Pernod Ricard S.A. (Distillers & Vintners)(a)                                     166,838              19,968,075
-----------------------------------------------------------------------------------------------------------------
PSA Peugeot Citroen (Automobile Manufacturers)(a)                                 121,235               6,996,997
-----------------------------------------------------------------------------------------------------------------
Renault S.A. (Automobile Manufacturers)(a)                                        305,667              24,111,682
-----------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)(a)                                           197,600              16,216,160
-----------------------------------------------------------------------------------------------------------------

IGR-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
FRANCE--(CONTINUED)
Total S.A. (Integrated Oil & Gas)(a)                                              181,749          $   35,320,162
-----------------------------------------------------------------------------------------------------------------
Vinci S.A. (Construction & Engineering)(a)                                        164,680              16,762,670
-----------------------------------------------------------------------------------------------------------------
                                                                                                      150,419,302
=================================================================================================================

GERMANY--2.98%
Continental A.G. (Tires & Rubber)(a)(e)                                           284,200              13,413,214
-----------------------------------------------------------------------------------------------------------------
Deutsche Telekom A.G. (Integrated
Telecommunication Services)(a)(c)                                                 353,004               5,925,792
-----------------------------------------------------------------------------------------------------------------
Metro A.G. (Hypermarkets & Super Centers)(a)                                      322,483              14,825,962
-----------------------------------------------------------------------------------------------------------------
Puma A.G. Rudolf Dassler Sport (Footwear)                                          60,302              14,241,723
(Acquired 10/08/03-10/30/03; Cost $8,366,627)(a)(b)
-----------------------------------------------------------------------------------------------------------------
                                                                                                       48,406,691
=================================================================================================================

GREECE--0.72%
OPAP S.A. (Casinos & Gaming) (Acquired
 04/02/04-04/19/04; Cost $10,551,779)(a)(b)                                       615,000              11,797,276
=================================================================================================================

HONG KONG--2.11%
Cathay Pacific Airways Ltd. (Airlines)(a)                                       5,189,000               9,227,335
-----------------------------------------------------------------------------------------------------------------
Cheung Kong (Holdings) Ltd. (Real Estate
Management & Development)(a)                                                      999,000               7,393,093
-----------------------------------------------------------------------------------------------------------------
CNOOC Ltd.-ADR (Oil & Gas Exploration
& Production)                                                                     152,800               7,338,984
-----------------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd. (Industrial
Conglomerates)(a)                                                                 685,000               4,621,575
-----------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd. (Real Estate
Management & Development)(a)                                                      688,000               5,816,240
-----------------------------------------------------------------------------------------------------------------
                                                                                                       34,397,227
=================================================================================================================

HUNGARY--1.21%
OTP Bank Rt. (Diversified Banks)(a)                                               953,200              19,639,081
=================================================================================================================

INDIA--2.37%
Housing Development Finance Corp. Ltd.
(Thrifts & Mortgage Finance)(a)                                                   554,736               6,883,032
-----------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd. (IT Consulting &
Other Services)(a)                                                                735,888              24,661,042
-----------------------------------------------------------------------------------------------------------------
Maruti Udyog Ltd. (Automobile Manufacturers)                                      766,900               7,023,094
-----------------------------------------------------------------------------------------------------------------
                                                                                                       38,567,168
=================================================================================================================

IRELAND--2.45%
Anglo Irish Bank Corp. PLC (Diversified Banks)(a)                               1,335,300              21,039,384
-----------------------------------------------------------------------------------------------------------------
CRH PLC (Construction Materials)(a)                                               361,300               8,145,222
-----------------------------------------------------------------------------------------------------------------
Depfa Bank PLC (Diversified Banks)(a)                                             790,000              10,759,617
-----------------------------------------------------------------------------------------------------------------
                                                                                                       39,944,223
=================================================================================================================

ISRAEL--2.37%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                               1,304,600              38,616,160
-----------------------------------------------------------------------------------------------------------------

IGR-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
ITALY--4.00%
Banco Popolare di Verona e Novara Scrl (Diversified Banks)(a)                     779,880          $   12,991,753
-----------------------------------------------------------------------------------------------------------------
Eni S.p.A. (Integrated Oil & Gas)(a)                                            1,500,949              30,803,961
-----------------------------------------------------------------------------------------------------------------
Mediaset S.p.A. (Broadcasting & Cable TV)(a)                                    1,995,500              21,243,808
-----------------------------------------------------------------------------------------------------------------
                                                                                                       65,039,522
=================================================================================================================

JAPAN--17.11%
Canon Inc. (Office Electronics)(a)                                                391,000              19,101,416
-----------------------------------------------------------------------------------------------------------------
Daiwa House Industry Co., Ltd. (Homebuilding)(a)                                  483,000               5,027,502
-----------------------------------------------------------------------------------------------------------------
Fanuc Ltd. (Industrial Machinery)(a)                                              252,200              14,503,751
-----------------------------------------------------------------------------------------------------------------
Hirose Electric Co., Ltd. (Electronic Equipment Manufacturers)(a)                 100,000               9,718,946
-----------------------------------------------------------------------------------------------------------------
Hoya Corp. (Electronic Equipment Manufacturers)(a)                                275,800              28,339,174
-----------------------------------------------------------------------------------------------------------------
JSR Corp. (Specialty Chemicals)(a)                                                724,000              11,988,171
-----------------------------------------------------------------------------------------------------------------
KDDI Corp. (Wireless Telecommunication Services)(a)                                 1,677               8,558,482
-----------------------------------------------------------------------------------------------------------------
Keyence Corp. (Electronic Equipment Manufacturers)(a)                              95,200              20,180,915
-----------------------------------------------------------------------------------------------------------------
Kyocera Corp. (Electronic Equipment Manufacturers)(a)                             151,300              11,686,065
-----------------------------------------------------------------------------------------------------------------
Nidec Corp. (Electronic Equipment Manufacturers)(a)(e)                             85,100               7,921,250
-----------------------------------------------------------------------------------------------------------------
Nissan Motor Co., Ltd. (Automobile Manufacturers)(a)                              876,900               9,413,095
-----------------------------------------------------------------------------------------------------------------
Nitto Denko Corp. (Specialty Chemicals)(a)                                        366,700              15,321,471
-----------------------------------------------------------------------------------------------------------------
NOK Corp. (Auto Parts & Equipment)(a)                                             313,000               9,431,264
-----------------------------------------------------------------------------------------------------------------
Omron Corp. (Electronic Equipment Manufacturers)(a)                               518,300              11,121,600
-----------------------------------------------------------------------------------------------------------------
Ricoh Co., Ltd. (Office Electronics)(a)                                           471,000               9,165,075
-----------------------------------------------------------------------------------------------------------------
Sekisui Chemical Co., Ltd. (Homebuilding)(a)                                      993,000               7,151,511
-----------------------------------------------------------------------------------------------------------------
Shinsei Bank, Ltd. (Regional Banks)
(Acquired 02/09/04; Cost $2,602,730)(b)                                           523,000               2,859,697
-----------------------------------------------------------------------------------------------------------------
SMC Corp. (Industrial Machinery)(a)                                                79,300               7,784,768
-----------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)(a)                               346,400              16,224,607
-----------------------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)(a)                                  460,000              18,385,787
-----------------------------------------------------------------------------------------------------------------
Trend Micro Inc. (Application Software)(a)                                        394,900              16,169,813
-----------------------------------------------------------------------------------------------------------------
Yamanouchi Pharmaceutical Co., Ltd. (Pharmaceuticals)(a)                          534,000              18,325,548
-----------------------------------------------------------------------------------------------------------------
                                                                                                      278,379,908
=================================================================================================================

MEXICO--2.24%
America Movil S.A. de C.V.-Series L-ADR
(Wireless Telecommunication Services)                                             528,600              18,886,878
-----------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting &
Cable TV)                                                                          96,800               4,549,600
-----------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
(Hypermarkets & Super Centers)                                                  4,251,000              12,959,117
-----------------------------------------------------------------------------------------------------------------
                                                                                                       36,395,595
=================================================================================================================

IGR-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
NETHERLANDS--0.89%
Aegon N.V. (Life & Health Insurance)(a)(e)                                        441,279          $    5,010,121
-----------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.
(Consumer Electronics)(a)                                                         388,880               9,424,618
-----------------------------------------------------------------------------------------------------------------
                                                                                                       14,434,739
=================================================================================================================

NORWAY--1.09%
Telenor A.S.A. (Integrated Telecommunication
Services)(a)                                                                    2,602,402              17,729,505
=================================================================================================================

SINGAPORE--1.93%
DBS Group Holdings Ltd. (Diversified Banks)(a)                                    808,000               7,292,552
-----------------------------------------------------------------------------------------------------------------
Keppel Corp. Ltd. (Industrial Conglomerates)(a)                                 2,021,000               8,585,605
-----------------------------------------------------------------------------------------------------------------
Singapore Airlines Ltd. (Airlines)(a)                                             947,000               6,113,941
-----------------------------------------------------------------------------------------------------------------
United Overseas Bank Ltd. (Diversified Banks)(a)                                1,185,000               9,445,380
-----------------------------------------------------------------------------------------------------------------
                                                                                                       31,437,478
=================================================================================================================

SOUTH KOREA--1.88%
Hana Bank (Diversified Banks)(a)                                                  537,400              10,186,902
-----------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd. (Electronic
Equipment Manufacturers)(a)                                                        57,350              20,433,805
-----------------------------------------------------------------------------------------------------------------
                                                                                                       30,620,707
=================================================================================================================

SPAIN--1.40%
Banco Popular Espanol S.A. (Diversified Banks)(a)(e)                              103,995               5,589,926
-----------------------------------------------------------------------------------------------------------------
Grupo Ferrovial, S.A. (Construction
& Engineering)(a)                                                                 218,500               9,513,449
-----------------------------------------------------------------------------------------------------------------
Telefonica S.A. (Integrated
Telecommunication Services)(a)                                                    525,700               7,655,120
-----------------------------------------------------------------------------------------------------------------
                                                                                                       22,758,495
=================================================================================================================

SWEDEN--3.75%
Assa Abloy A.B.-Class B (Building Products)(a)(e)                               1,457,300              17,287,410
-----------------------------------------------------------------------------------------------------------------
Skandia Forsakrings A.B. (Life & Health
Insurance)(a)                                                                   1,894,300               7,382,222
-----------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson A.B.-Class B
(Communications Equipment)(a)(c)                                                3,927,792              10,488,009
-----------------------------------------------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm
Machinery & Heavy Trucks)(a)                                                      723,100              25,917,094
-----------------------------------------------------------------------------------------------------------------
                                                                                                       61,074,735
=================================================================================================================

SWITZERLAND--6.49%
Credit Suisse Group (Diversified Capital Markets)(a)                              254,012               8,145,452
-----------------------------------------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(a)                                            26,719               6,792,019
-----------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(a)                                           156,075              15,366,352
-----------------------------------------------------------------------------------------------------------------
Swatch Group A.G. (The)-Class B (Apparel,
Accessories & Luxury Goods)(a)                                                    111,630              14,142,068
-----------------------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers &
Agricultural Chemicals)(a)                                                        292,000              24,158,467
-----------------------------------------------------------------------------------------------------------------
UBS A.G. (Diversified Capital Markets)(a)                                         443,098              29,602,271
-----------------------------------------------------------------------------------------------------------------
Zurich Financial Services A.G.
(Multi-line Insurance)                                                             52,180               7,354,653
-----------------------------------------------------------------------------------------------------------------
                                                                                                      105,561,282
=================================================================================================================

IGR-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
TAIWAN--1.49%
Hon Hai Precision Industry Co., Ltd. (Electronic
Manufacturing Services)(a)                                                      3,283,960          $   11,759,736
-----------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
(Semiconductors)(a)                                                             9,849,396              12,439,433
-----------------------------------------------------------------------------------------------------------------
                                                                                                       24,199,169
=================================================================================================================

UNITED KINGDOM--17.49%
Aviva PLC (Multi-line Insurance)(a)                                             1,303,500              13,295,308
-----------------------------------------------------------------------------------------------------------------
Centrica PLC (Gas Utilities)(a)                                                 3,338,990              14,369,936
-----------------------------------------------------------------------------------------------------------------
Enterprise Inns PLC (Restaurants)(a)                                            1,094,900              10,634,548
-----------------------------------------------------------------------------------------------------------------
GUS PLC (Catalog Retail)(a)                                                     1,300,200              20,381,700
-----------------------------------------------------------------------------------------------------------------
ICAP PLC (Investment Banking & Brokerage)(a)                                    1,439,100               5,573,928
-----------------------------------------------------------------------------------------------------------------
Imperial Tobacco Group PLC (Tobacco)(a)                                         1,268,400              27,652,658
-----------------------------------------------------------------------------------------------------------------
mm02 PLC (Wireless Telecommunication
Services)(a)(c)                                                                 7,678,990              12,516,629
-----------------------------------------------------------------------------------------------------------------
Next PLC (Department Stores)(a)                                                   975,120              26,566,090
-----------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)(a)                                   1,102,440              30,177,398
-----------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC
 (Diversified Banks)(a)                                                           279,100               7,849,749
-----------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group PLC
 (Pharmaceuticals)(a)                                                           1,404,000              12,320,879
-----------------------------------------------------------------------------------------------------------------
Smith & Nephew PLC (Health Care Supplies)(a)                                    2,941,535              29,810,472
-----------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)(a)                                                      4,868,873              22,549,679
-----------------------------------------------------------------------------------------------------------------
Travis Perkins PLC (Home Improvement Retail)(a)                                   218,700               5,213,468
-----------------------------------------------------------------------------------------------------------------
Vodafone Group PLC (Wireless Telecommunication Services)(a)                    11,803,400              25,572,096
-----------------------------------------------------------------------------------------------------------------
Warner Chilcott PLC (Pharmaceuticals)                                             724,900               7,919,387
-----------------------------------------------------------------------------------------------------------------
William Hill PLC (Casinos & Gaming)(a)                                          1,285,030              12,054,558
-----------------------------------------------------------------------------------------------------------------
                                                                                                      284,458,483
=================================================================================================================

UNITED STATES OF AMERICA--0.95%
Autoliv, Inc.-SDR (Auto Parts & Equipment)(a)                                     372,600              15,470,771
=================================================================================================================

Total Stocks & Other Equity Interests (Cost $1,166,775,165)                                         1,528,056,963
=================================================================================================================

                                                                                PRINCIPAL
                                                                                  AMOUNT
-----------------------------------------------------------------------------------------------------------------
BONDS & NOTES--0.00%
INDIA--0.00%
Hindustan Lever Ltd. (Household Products), Sec.
Deb., 9.00%, 01/01/05 (Cost $0)(f)(g)                            INR            1,100,000                   1,492
=================================================================================================================

                                                                                 SHARES
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--4.58%
Liquid Assets Portfolio-Institutional Class(h)                                 37,230,795              37,230,795
-----------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(h)                                    37,230,795              37,230,795
-----------------------------------------------------------------------------------------------------------------

Total Money Market Funds (Cost $74,461,590)                                                            74,461,590
=================================================================================================================
TOTAL INVESTMENTS--98.52% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $1,241,236,755)                                                                               1,602,520,045
=================================================================================================================

IGR-QTR-1

                                                                                                       MARKET
                                                                               SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED MONEY MARKET FUNDS--1.48%
Liquid Assets Portfolio-Institutional Class(h)(i)                              24,072,819          $   24,072,819
-----------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $24,072,819)                                                  24,072,819
=================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,265,309,574)                                                  $1,626,592,864
_________________________________________________________________________________________________________________
=================================================================================================================

Investment Abbreviations:

ADR               American Depositary Receipt
Deb.              Debentures
INR               Indian Rupee
SDR               Sweedish Depositary Receipt
Sec.              Secured


Notes to Schedule of Investments:

(a) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $1,336,265,446, which represented 82.15% of the Fund's total investments. See Note 1A.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2004 was $39,085,422, which represented 2.40% of the Fund's total investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) Non-income producing security.

(d) Security considered to be illiquid. The market value of this security considered illiquid at July 31, 2004 represented 0.22% of the Fund's total investments.

(e) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(f) Foreign denominated security. Par value is denominated in currency indicated.

(g) Acquired through a corporate action.

IGR-QTR-1

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.



See accompanying notes which are an integral part of this schedule.

IGR-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining

IGR-QTR
    adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

IGR-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      10/31/03        AT COST          SALES      (DEPRECIATION)      07/31/04        INCOME      GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class      $         --   $191,534,892    $(154,304,097)  $           --   $ 37,230,795   $    108,412   $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional Class                --    191,534,892     (154,304,097)              --     37,230,795        106,402             --
-----------------------------------------------------------------------------------------------------------------------------------
SUBTOTAL                 $         --   $383,069,784    $(308,608,194)  $           --   $ 74,461,590   $    214,814   $         --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                       UNREALIZED
                        MARKET VALUE     PURCHASES     PROCEEDS FROM   APPRECIATION     MARKET VALUE     DIVIDEND     REALIZED
FUND                      10/31/03        AT COST          SALES      (DEPRECIATION)      07/31/04        INCOME*     GAIN(LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional Class      $ 42,838,030   $481,372,788    $(500,137,999)  $           --   $ 24,072,819   $    732,779   $         --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL                    $ 42,838,030   $864,442,572    $(808,746,193)  $           --   $ 98,534,409   $    947,593   $         --
===================================================================================================================================


* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED
The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2004, securities with an aggregate value of $22,843,543 were on loan to brokers. The loans were secured by cash collateral of $24,072,819 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $732,779 for securities lending transactions.

IGR-QTR-1

NOTE 4--INVESTMENT SECURITIES
The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $653,020,463 and $815,864,401 respectively.


UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------


Aggregate unrealized appreciation of investment securities         $  382,055,135
---------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (22,200,437)
---------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $  359,854,698
=================================================================================
Cost of investments for tax purposes is                            $1,266,738,166

                     INVESCO INTERNATIONAL CORE EQUITY FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2004

YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                           --Registered Trademark--

AIMinvestments.com           I-ICE-QTR-1 7/04           A I M Distributors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2004
(Unaudited)

                                                                                         MARKET
                                                                         SHARES           VALUE
---------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--89.86%

AUSTRALIA--1.41%
National Australia Bank Ltd. (Diversified Banks)(a)(b)                    87,500      $   1,645,040
---------------------------------------------------------------------------------------------------
National Australia Bank Ltd.-ADR (Diversified Banks)                      10,600            998,308
---------------------------------------------------------------------------------------------------
                                                                                          2,643,348
===================================================================================================

BELGIUM--0.86%
Belgacom S.A. (Integrated Telecommunication Services)(c)                  52,800          1,619,614
===================================================================================================

CANADA--1.95%
BCE Inc. (Integrated Telecommunication Services)                          92,900          1,955,642
---------------------------------------------------------------------------------------------------
EnCana Corp. (Oil & Gas Exploration & Production)(a)                      38,200          1,692,796
---------------------------------------------------------------------------------------------------
                                                                                          3,648,438
===================================================================================================

CHINA--0.80%
China Life Insurance Co., Inc-ADR (Life & Health
Insurance)(a)(c)                                                          68,300          1,493,721
===================================================================================================

DENMARK--1.94%
Danske Bank A.S. (Diversified Banks)(a)(b)                               157,700          3,628,201
===================================================================================================

FINLAND --4.20%
Nokia Oyj (Communications Equipment)(b)                                  272,700          3,151,897
---------------------------------------------------------------------------------------------------
Stora Enso Oyj-Class R (Paper Products)(b)                               209,200          2,909,434
---------------------------------------------------------------------------------------------------
UPM-Kymmene Oyj (Paper Products)(b)                                       93,100          1,802,573
---------------------------------------------------------------------------------------------------
                                                                                          7,863,904
===================================================================================================

FRANCE--5.30%
Compagnie Generale des Etablissements Michelin-Class B
(Tires & Rubber)(a)(b)                                                    76,539          4,255,771
---------------------------------------------------------------------------------------------------
Societe Generale-ADR (Diversified Banks)                                 164,000          2,693,192
---------------------------------------------------------------------------------------------------
Total S.A.-ADR (Integrated Oil & Gas)                                     30,590          2,977,936
---------------------------------------------------------------------------------------------------
                                                                                          9,926,899
===================================================================================================

GERMANY--2.55%
BASF A.G. (Diversified Chemicals)(b)                                      22,000          1,172,717
---------------------------------------------------------------------------------------------------
BASF A.G.-ADR (Diversified Chemicals)                                     40,450          2,154,771
---------------------------------------------------------------------------------------------------
Deutsche Bank A.G. (Diversified Capital Markets)(a)(b)                     8,900            619,894
---------------------------------------------------------------------------------------------------
Deutsche Bank A.G. (Diversified Capital Markets)                          11,900            827,050
---------------------------------------------------------------------------------------------------
                                                                                          4,774,432
===================================================================================================

I-ICE-QTR-1

                                                                                          MARKET
                                                                         SHARES           VALUE
---------------------------------------------------------------------------------------------------
HONG KONG--0.82%
Hutchison Whampoa Ltd. (Industrial Conglomerates)(b)                     228,100      $   1,538,951
===================================================================================================

ITALY--1.69%
Eni S.p.A-ADR (Integrated Oil & Gas)                                      30,900          3,174,048
===================================================================================================

JAPAN--19.55%
Canon Inc. (Office Electronics)(b)                                        19,000            928,202
---------------------------------------------------------------------------------------------------
Canon Inc.-ADR (Office Electronics)                                       35,560          1,742,440
---------------------------------------------------------------------------------------------------
East Japan Railway Co. (Railroads)(b)                                        288          1,572,837
---------------------------------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)(b)                                      54,700          1,608,257
---------------------------------------------------------------------------------------------------
Fuji Photo Film Co., Ltd. (Photographic Products)(b)                      44,000          1,324,778
---------------------------------------------------------------------------------------------------
Fuji Photo Film Co., Ltd.-ADR (Photographic Products)                     83,150          2,515,287
---------------------------------------------------------------------------------------------------
Hitachi, Ltd.-ADR (Electronic Equipment Manufacturers)                    26,625          1,636,106
---------------------------------------------------------------------------------------------------
Ito-Yokado Co., Ltd. (Hypermarket & Super Centers)(b)                     45,000          1,746,258
---------------------------------------------------------------------------------------------------
Kao Corp. (Household Products)(b)                                        112,000          2,779,860
---------------------------------------------------------------------------------------------------
Millea Holdings, Inc. (Property & Casualty Insurance)(b)                     125          1,849,105
---------------------------------------------------------------------------------------------------
NEC Electronics Corp. (Semiconductors)(a)(b)                              27,800          1,436,999
---------------------------------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment Software)(b)                       23,900          2,662,321
---------------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp. (Integrated
Telecommunication Services)(b)                                               495          2,449,777
---------------------------------------------------------------------------------------------------
Nippon Telegraph & Telephone Corp.-ADR (Integrated
Telecommunication Services)                                               24,585            605,283
---------------------------------------------------------------------------------------------------
Olympus Corp. (Health Care Equipment)(b)                                  67,000          1,294,885
---------------------------------------------------------------------------------------------------
Shin-Etsu Chemical Co., Ltd. (Specialty Chemicals)(b)                     31,800          1,078,328
---------------------------------------------------------------------------------------------------
Sony Corp.-ADR (Consumer Electronics)                                     79,590          2,757,793
---------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)(b)                       85,500          4,004,630
---------------------------------------------------------------------------------------------------
TDK Corp. (Electronic Equipment Manufacturers)(b)                          4,400            304,585
---------------------------------------------------------------------------------------------------
Toyota Motor Corp. (Automobile Manufacturers)(b)                          58,400          2,334,196
---------------------------------------------------------------------------------------------------
                                                                                         36,631,927
===================================================================================================

MEXICO--1.94%
Fomento Economico Mexicano, S.A. de C.V.-ADR (Soft Drinks)                21,700            953,498
---------------------------------------------------------------------------------------------------
Telefonos de Mexico S.A. de C.V.-ADR (Integrated
---------------------------------------------------------------------------------------------------
Telecommunication Services)                                               86,700          2,677,296
---------------------------------------------------------------------------------------------------
                                                                                          3,630,794
===================================================================================================

I-ICE-QTR-1

                                                                                          MARKET
                                                                         SHARES           VALUE
---------------------------------------------------------------------------------------------------
NETHERLANDS--8.34%
ABN AMRO Holding N.V. (Diversified Banks)(a)(b)                           63,300      $   1,323,701
---------------------------------------------------------------------------------------------------
Aegon N.V. (Life & Health Insurance)(b)                                  269,100          3,055,263
---------------------------------------------------------------------------------------------------
DSM N.V. (Specialty Chemicals)(a)(b)                                      51,570          2,582,278
---------------------------------------------------------------------------------------------------
ING Groep N.V.-ADR (Other Diversified Financial Services)                110,300          2,549,033
---------------------------------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics N.V.-New York
Shares (Consumer Electronics)                                             68,550          1,660,966
---------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co.-New York Shares (Integrated Oil
& Gas)                                                                    39,300          1,976,790
---------------------------------------------------------------------------------------------------
TPG N.V. (Air Freight & Logistics)(a)(b)                                 112,750          2,480,047
---------------------------------------------------------------------------------------------------
                                                                                         15,628,078
===================================================================================================
NORWAY--1.01%
Statoil A.S.A. (Integrated Oil & Gas)(a)(b)                              151,200          1,888,467
===================================================================================================
PORTUGAL--0.98%
Portugal Telecom, SGPS, S.A.-ADR (Integrated
Telecommunication Services)                                              178,700          1,829,888
===================================================================================================
SOUTH KOREA--2.39%
Kookmin Bank (Diversified Banks)(b)(c)                                    30,300            832,123
---------------------------------------------------------------------------------------------------
Korea Electric Power Corp.-ADR (Electric Utilities)(a)                   150,738          1,397,341
---------------------------------------------------------------------------------------------------
KT Corp.-ADR (Integrated Telecommunication Services)                     126,600          2,252,214
---------------------------------------------------------------------------------------------------
                                                                                          4,481,678
===================================================================================================
SPAIN--2.16%
Endesa, S.A.-ADR (Electric Utilities)                                    121,200          2,224,020
---------------------------------------------------------------------------------------------------
Repsol YPF, S.A.-ADR (Integrated Oil & Gas)                               85,200          1,814,760
---------------------------------------------------------------------------------------------------
                                                                                          4,038,780
===================================================================================================
SWEDEN--2.50%
Ainax A.B. (Other Diversified Financial Services)(a)(c)(d)                     2                 66
---------------------------------------------------------------------------------------------------
Nordea Bank A.B. (Diversified Banks)(b)                                  262,300          1,785,137
---------------------------------------------------------------------------------------------------
Volvo A.B.-Class B (Construction & Farm Machinery & Heavy
Trucks)(b)                                                                80,900          2,899,589
---------------------------------------------------------------------------------------------------
                                                                                          4,684,792
===================================================================================================
SWITZERLAND--8.93%
Compagnie Financiere Richemont A.G. -Class A (Apparel,
Accessories & Luxury Goods)(b)(e)                                         69,500          1,789,757
---------------------------------------------------------------------------------------------------
Credit Suisse Group (Diversified Capital Markets)(b)(c)                   47,000          1,507,158
---------------------------------------------------------------------------------------------------
Nestle S.A. (Packaged Foods & Meats)(b)                                    6,500          1,652,312
---------------------------------------------------------------------------------------------------
Nestle S.A.-ADR (Packaged Foods & Meats)                                  38,850          2,482,499
---------------------------------------------------------------------------------------------------
Novartis A.G. (Pharmaceuticals)(b)                                        32,600          1,454,931
---------------------------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                                       62,500          2,791,250
---------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)(b)                                   21,725          2,138,933
---------------------------------------------------------------------------------------------------
Syngenta A.G. (Fertilizers & Agricultural Chemicals)(b)(c)                 9,350            773,567
---------------------------------------------------------------------------------------------------
Zurich Financial Services A.G. (Multi-Line Insurance)(b)(c)               15,236          2,147,480
---------------------------------------------------------------------------------------------------
                                                                                         16,737,887
===================================================================================================

I-ICE-QTR-1

                                                                                                          MARKET
                                                                                     SHARES                VALUE
--------------------------------------------------------------------------------------------------------------------
TAIWAN--0.86%
Taiwan Semiconductor Manufacturing Co. Ltd.-ADR (Semiconductors)                      225,400           $  1,604,848
====================================================================================================================
UNITED KINGDOM--19.68%
Abbey National PLC (Diversified Banks)(b)                                             251,600              2,594,802
--------------------------------------------------------------------------------------------------------------------
Anglo American PLC (Diversified Metals & Mining)(b)                                    59,100              1,254,004
--------------------------------------------------------------------------------------------------------------------
BAA PLC (Airport Services)(b)                                                         178,000              1,811,929
--------------------------------------------------------------------------------------------------------------------
BAE SYSTEMS PLC (Aerospace & Defense)(b)                                              726,900              2,828,047
--------------------------------------------------------------------------------------------------------------------
BP PLC (Integrated Oil & Gas)(b)                                                      342,600              3,204,798
--------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC (Packaged Foods & Meats)(b)                                     473,700              3,876,958
--------------------------------------------------------------------------------------------------------------------
Diageo PLC (Distillers & Vintners)(b)                                                 287,100              3,564,412
--------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)(b)                                               17,500                355,479
--------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC-ADR (Pharmaceuticals)                                              85,000              3,480,750
--------------------------------------------------------------------------------------------------------------------
HSBC Holdings PLC-ADR (Diversified Banks)                                              34,400              2,540,096
--------------------------------------------------------------------------------------------------------------------
Kingfisher PLC (Home Improvement Retail)(b)                                           458,000              2,368,332
--------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)(b)                                                     350,400              3,106,901
--------------------------------------------------------------------------------------------------------------------
Royal Bank of Scotland Group PLC (Diversified Banks)(b)                               137,000              3,853,155
--------------------------------------------------------------------------------------------------------------------
Scottish Power PLC (Electric Utilities)(b)                                            284,100              2,038,295
--------------------------------------------------------------------------------------------------------------------
                                                                                                          36,877,958
====================================================================================================================
Total Foreign Stocks & Other Equity Interests (Cost $139,163,052)                                        168,346,653
====================================================================================================================
MONEY MARKET FUNDS--2.37%
INVESCO Treasurer's Money Market Reserve Fund (Cost $4,442,217)(f)                  4,442,217              4,442,217
====================================================================================================================
TOTAL INVESTMENTS--92.23% (excluding investments
purchased with cash collateral from securities loaned) (Cost $143,605,269)                               172,788,870
====================================================================================================================
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--7.77%
INVESCO Treasurer's Money Market Reserve Fund(f)(g)                                14,558,235             14,558,235
--------------------------------------------------------------------------------------------------------------------
Total Money Market Funds (purchased with cash collateral from
securities loaned) (Cost $14,558,235)                                                                     14,558,235
====================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $158,163,504)                                                         $187,347,105
====================================================================================================================

I-ICE-QTR-1

Investment Abbreviations:

ADR                                                  American Depositary Receipt

Notes to Schedule of Investments:

(a) All or a portion of this security has been pledged as collateral for security lending transactions at July 31, 2004.

(b) Security fair valued in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2004 was $107,267,351, which represented 57.26% of the Fund's total investments. See Note 1A.

(c)   Non-income producing security.

(d)   Acquired as a result of a spin-off from the security Volvo A.B.

(e) Consists of more than one class of securities traded together as a unit. In addition to the security listed, each unit includes a participation certificate of the issuer.

(f) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(g) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

See accompanying notes which are an integral part of this schedule.

I-ICE-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2004
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following POLICY. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE"). Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant such that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

I-ICE-QTR-1                                F-6

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could also be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC"), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2004.

I-ICE-QTR-1

    INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                          MARKET                         PROCEEDS         UNREALIZED         MARKET
                          VALUE        PURCHASES           FROM          APPRECIATION        VALUE        DIVIDEND     REALIZED
FUND                     10/31/03       AT COST            SALES        (DEPRECIATION)      07/31/04       INCOME     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
Money Market
Reserve Fund            $ 1,745,802   $ 40,787,256     $ (38,090,841)    $        --       $ 4,442,217    $ 23,299     $       --
---------------------------------------------------------------------------------------------------------------------------------

    INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                          MARKET                         PROCEEDS         UNREALIZED         MARKET
                          VALUE        PURCHASES          FROM           APPRECIATION        VALUE        DIVIDEND     REALIZED
FUND                     10/31/03       AT COST           SALES         (DEPRECIATION)      07/31/04      INCOME*     GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
INVESCO Treasurer's
Money Market
Reserve Fund            $   982,871   $126,869,474     $(113,294,110)    $        --       $14,558,235    $ 90,906     $       --
---------------------------------------------------------------------------------------------------------------------------------
       Total            $ 2,728,673   $167,656,730     $(151,384,951)    $        --       $19,000,452    $114,205     $       --
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Dividend income is net of income rebate paid to security lending counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund has entered into a securities lending agreement with SSB. Under the terms of the agreement, the Fund receives income, recorded monthly, after deduction of other amounts payable to SSB or to the borrower from lending transactions. In exchange for such fees, SSB is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by SSB in an affiliated money market fund. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

         At July 31, 2004, securities with an aggregate value of $13,902,090 were on loan to brokers. The loans were secured by cash collateral of $14,558,235 received by the Fund and subsequently invested in an affiliated money market fund. For the nine months ended July 31, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $90,906 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2004 was $42,060,428 and $50,842,443, respectively.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities              $ 30,527,317
-------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              (8,191,665)
-------------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                    $ 22,335,652
=====================================================================================

Cost of investments for tax purposes is $165,011,453.

I-ICE-QTR-1

Item 2. Controls and Procedures.

    (a) As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 21, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

    (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably like to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

        Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM International Mutual Funds

By:      /s/ ROBERT H. GRAHAM
         ---------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 29, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:      /s/ ROBERT H. GRAHAM
         ---------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    September 29, 2004


By:      /s/ SIDNEY M. DILGREN
         ---------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    September 29, 2004

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.